Diamond Hill Small Cap Fund

Schedule of Investments

March 31, 2022 (Unaudited)

Common Stocks - 97.8%	Shares	Fair Value
Communication Services - 0.8%
Live Nation Entertainment, Inc. (a)	33,472	$3,937,646

Consumer Discretionary - 15.9%
Carter's, Inc.	24,051	2,212,451
Green Brick Partners, Inc. (a)	380,970	7,527,967
Hanesbrands, Inc. (b)	433,538	6,455,381
Johnson Outdoors, Inc., Class A (b)	32,437	2,521,328
PROG Holdings, Inc. (a)	213,118	6,131,405
Red Rock Resorts, Inc., Class A (b)	552,758	26,841,928
Rocky Brands, Inc. (b)	80,682	3,355,564
Vail Resorts, Inc.	40,173	10,455,827
Wolverine World Wide, Inc.	351,478	7,929,344
		73,431,195
Consumer Staples - 10.8%
BellRing Brands, Inc. (a)(b)	138,294	3,191,826
Cal-Maine Foods, Inc. (b)	405,214	22,375,917
Lancaster Colony Corp.	49,943	7,448,998
Post Holdings, Inc. (a)	104,986	7,271,330
Seaboard Corp.	2,287	9,617,956
		49,906,027
Energy - 2.6%
Civitas Resources, Inc.	199,125	11,889,754

Financials - 26.0%
Bank OZK	481,377	20,554,798
BankUnited, Inc.	56,505	2,483,960
BOK Financial Corp.	92,819	8,720,345
Cadence Bank	128,003	3,745,368
Enstar Group Ltd. (a)	53,088	13,863,931
First Interstate BancSystem, Inc., Class A	232,406	8,545,569
Live Oak Bancshares, Inc. (b)	203,344	10,348,176
Mr. Cooper Group, Inc. (a)	284,876	13,010,287
ProAssurance Corp.	417,549	11,223,717
RenaissanceRe Holdings Ltd.	16,916	2,681,355
Triumph Bancorp, Inc. (a)	42,954	4,038,535

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Common Stocks - 97.8% (Continued)	Shares	Fair Value
Financials - 26.0% (Continued)
Webster Financial Corp.	375,175	$21,054,821
		120,270,862
Health Care - 1.9%
Integer Holdings Corp. (a)	41,706	3,360,252
Natus Medical, Inc. (a)	204,629	5,377,650
		8,737,902
Industrials - 18.7%
Allegiant Travel Co. (a)	74,876	12,159,114
Allied Motion Technologies, Inc.	194,094	5,791,765
Colfax Corp. (a)	518,833	20,644,365
Concrete Pumping Holdings, Inc. (a)(b)(c)	1,012,605	6,784,453
Douglas Dynamics, Inc. (b)	129,261	4,471,138
Energy Recovery, Inc. (a)	250,507	5,045,211
Kirby Corp. (a)	88,610	6,396,756
Sensata Technologies Holding plc (a)	36,275	1,844,584
Stericycle, Inc. (a)	107,015	6,305,324
WESCO International, Inc. (a)	130,706	17,010,079
		86,452,789
Information Technology - 5.6%
Rimini Street, Inc. (a)(b)	1,640,735	9,516,263
Sanmina Corp. (a)	57,813	2,336,801
WNS Holdings Ltd. - ADR (a)	163,499	13,977,530
		25,830,594
Materials - 7.8%
Ashland Global Holdings, Inc.	117,064	11,520,268
Chase Corp.	65,476	5,690,519
Taseko Mines Ltd. (a)(b)	4,737,131	10,848,030
TriMas Corp. (b)	117,921	3,784,085
UFP Technologies, Inc. (a)	67,047	4,436,500
		36,279,402
Real Estate - 5.7%
CubeSmart	164,591	8,563,670
Jones Lang LaSalle, Inc. (a)	10,052	2,407,052
Rayonier, Inc.	205,699	8,458,343

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Common Stocks - 97.8% (Continued)	Shares	Fair Value
Real Estate - 5.7% (Continued)
Ryman Hospitality Properties, Inc. (a)	73,034	$6,775,364
		26,204,429
Utilities - 2.0%
South Jersey Industries, Inc.	152,585	5,271,812
UGI Corp.	110,327	3,996,044
		9,267,856

Total Common Stocks (Cost $281,621,477)		$452,208,456

Registered Investment Companies - 5.0%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 0.25% (d)	10,373,119	$10,373,119
State Street Navigator Securities Lending Portfolio I, 0.43% (d)(e)	12,579,450	12,579,450
Total Registered Investment Companies (Cost $22,952,569)		$22,952,569

Total Investment Securities - 102.8% (Cost $304,574,046)		$475,161,025

Liabilities in Excess of Other Assets - (2.8)%		(13,060,516)

Net Assets - 100.0%		$462,100,509

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $13,369,726.
(c)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2022 was $6,784,453, representing 1.5% of net assets.
(d)	The rate shown is the 7-day effective yield as of March 31, 2022.
(e)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $1,429,371.

ADR -	American Depositary Receipt.
plc -	Public Limited Company

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Common Stocks - 97.6%	Shares	Fair Value
Communication Services - 1.3%
Liberty Media Corp. - Liberty Formula One - Series C (a)(b)	430,321	$30,053,619

Consumer Discretionary - 16.2%
Advance Auto Parts, Inc.	96,951	20,064,979
BorgWarner, Inc.	503,082	19,569,890
Hanesbrands, Inc. (a)	2,948,437	43,902,227
NVR, Inc. (b)	12,127	54,174,583
Polaris, Inc. (a)	326,492	34,386,137
PROG Holdings, Inc. (b)	867,849	24,968,016
Red Rock Resorts, Inc., Class A (a)	2,170,887	105,418,273
Vail Resorts, Inc.	130,869	34,061,275
Wolverine World Wide, Inc. (a)	1,423,088	32,104,865
		368,650,245
Consumer Staples - 8.9%
BellRing Brands, Inc. (a)(b)	1,081,832	24,968,683
Cal-Maine Foods, Inc. (a)	1,405,971	77,637,719
Flowers Foods, Inc. (a)	588,439	15,128,767
Lancaster Colony Corp.	165,111	24,626,306
Post Holdings, Inc. (b)	853,323	59,101,151
		201,462,626
Energy - 3.0%
Civitas Resources, Inc.	239,020	14,271,884
Coterra Energy, Inc.	2,037,321	54,946,547
		69,218,431
Financials - 27.1%
Alleghany Corp. (b)	66,022	55,920,634
Bank OZK	1,118,422	47,756,619
BankUnited, Inc. (a)	1,130,513	49,697,351
BOK Financial Corp. (a)	548,302	51,512,973
Brighthouse Financial, Inc. (b)	485,737	25,093,173
Brown & Brown, Inc. (a)	164,856	11,914,143
Cadence Bank	449,768	13,160,212
Enstar Group Ltd. (b)	82,581	21,566,028
First Interstate BancSystem, Inc., Class A	865,166	31,812,154
First Republic Bank	191,511	31,043,933

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Common Stocks - 97.6% (Continued)	Shares	Fair Value
Financials - 27.1% (Continued)
Live Oak Bancshares, Inc. (a)	213,674	$10,873,870
Loews Corp.	457,147	29,632,269
Mr. Cooper Group, Inc. (b)	1,042,211	47,597,776
ProAssurance Corp.	1,045,543	28,104,196
RenaissanceRe Holdings Ltd.	198,763	31,505,923
SVB Financial Group (b)	76,098	42,573,026
Webster Financial Corp.	1,544,348	86,668,810
		616,433,090
Health Care - 1.1%
Boston Scientific Corp. (b)	244,398	10,824,387
Integer Holdings Corp. (a)(b)	160,226	12,909,409
		23,733,796
Industrials - 22.1%
Alaska Air Group, Inc. (b)	348,764	20,231,800
Allegiant Travel Co. (a)(b)	263,956	42,863,815
Colfax Corp. (b)	2,337,306	93,001,406
Energy Recovery, Inc. (a)(b)	882,182	17,767,145
Gates Industrial Corp. plc (b)	2,942,634	44,316,068
Kirby Corp. (b)	667,481	48,185,453
Sensata Technologies Holding plc (a)(b)	1,080,966	54,967,121
SPX FLOW, Inc.	264,066	22,767,771
Stericycle, Inc. (b)	518,150	30,529,398
WESCO International, Inc. (b)	992,596	129,176,443
		503,806,420
Information Technology - 3.1%
Broadridge Financial Solutions, Inc.	65,435	10,188,884
Sanmina Corp. (b)	684,376	27,662,478
WNS Holdings Ltd. - ADR (b)	380,562	32,534,245
		70,385,607
Materials - 2.2%
Ashland Global Holdings, Inc. (a)	516,769	50,855,237

Real Estate - 8.5%
CubeSmart	1,483,270	77,174,538
Douglas Emmett, Inc.	693,893	23,189,904

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Common Stocks - 97.6% (Continued)	Shares	Fair Value
Real Estate - 8.5% (Continued)
Jones Lang LaSalle, Inc. (b)	50,751	$12,152,834
Rayonier, Inc.	987,001	40,585,481
Ryman Hospitality Properties, Inc. (b)	314,763	29,200,564
UDR, Inc.	212,729	12,204,263
		194,507,584
Utilities - 4.1%
South Jersey Industries, Inc. (a)	1,354,960	46,813,868
UGI Corp.	1,301,267	47,131,891
		93,945,759

Total Common Stocks (Cost $1,537,372,954)		$2,223,052,414

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Registered Investment Companies - 10.8%	Shares	Fair Value
Diamond Hill Short Duration Securitized Bond Fund - Class Y, (c)	1,824,111	$17,931,010
State Street Institutional US Government Money Market Fund - Premier Class, 0.25% (d)	42,514,660	42,514,660
State Street Navigator Securities Lending Portfolio I, 0.43% (d)(e)	184,145,043	184,145,043
Total Registered Investment Companies (Cost $244,974,158)		$244,590,713

Total Investment Securities - 108.4% (Cost $1,782,347,112)		$2,467,643,127

Liabilities in Excess of Other Assets - (8.4)%		(190,511,478)

Net Assets - 100.0%		$2,277,131,649

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $180,879,683.
(b)	Non-income producing security.
(c)	Affiliated Fund

Diamond Hill Short Duration Securitized Bond Fund
Value, December 31, 2021	$27,403,556
Purchases	144,146
Sales	(9,000,000)
Realized Losses	(81,616)
Change in Unrealized Appreciation (Depreciation)	(535,076)
Value, March 31, 2022	$17,931,010
Income Distributions	$144,146

(d)	The rate shown is the 7-day effective yield as of March 31, 2022.
(e)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $4,247,775.

ADR -	American Depositary Receipt.
plc -	Public Limited Company

Diamond Hill Mid Cap Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Common Stocks - 97.0%	Shares	Fair Value
Communication Services - 1.3%
Liberty Media Corp. - Liberty Formula One - Series C (a)	50,714	$3,541,866

Consumer Discretionary - 14.8%
Advance Auto Parts, Inc.	10,143	2,099,195
BorgWarner, Inc.	60,125	2,338,862
Hanesbrands, Inc.	309,486	4,608,247
NVR, Inc. (a)	1,396	6,236,309
Polaris, Inc. (b)	33,021	3,477,772
PROG Holdings, Inc. (a)	69,023	1,985,792
Red Rock Resorts, Inc., Class A	239,698	11,639,735
Vail Resorts, Inc.	15,147	3,942,310
VF Corp.	60,778	3,455,837
		39,784,059
Consumer Staples - 6.3%
Archer-Daniels-Midland Co.	41,281	3,726,023
BellRing Brands, Inc. (a)	118,497	2,734,911
Flowers Foods, Inc.	37,161	955,409
Lancaster Colony Corp.	19,493	2,907,381
Post Holdings, Inc. (a)	93,468	6,473,594
		16,797,318
Energy - 2.0%
Coterra Energy, Inc.	201,725	5,440,523

Financials - 27.7%
Alleghany Corp. (a)	6,741	5,709,627
American International Group, Inc.	121,212	7,608,477
Bank OZK	112,648	4,810,070
BankUnited, Inc.	97,820	4,300,167
BOK Financial Corp.	34,574	3,248,227
Brighthouse Financial, Inc. (a)	58,357	3,014,723
Discover Financial Services	15,201	1,674,998
Enstar Group Ltd. (a)	8,183	2,136,990
First Republic Bank	40,616	6,583,854
Hartford Financial Services Group, Inc. (The)	67,801	4,868,790
Loews Corp.	62,277	4,036,795

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Common Stocks - 97.0% (Continued)	Shares	Fair Value
Financials - 27.7% (Continued)
Mr. Cooper Group, Inc. (a)	87,366	$3,990,005
RenaissanceRe Holdings Ltd.	14,334	2,272,082
SVB Financial Group (a)	14,546	8,137,760
Webster Financial Corp.	137,075	7,692,649
Willis Towers Watson plc	17,407	4,111,882
		74,197,096
Health Care - 1.7%
Boston Scientific Corp. (a)	103,959	4,604,344

Industrials - 17.8%
Alaska Air Group, Inc. (a)	74,772	4,337,524
Allegiant Travel Co. (a)	12,940	2,101,327
Colfax Corp. (a)	275,724	10,971,058
Kirby Corp. (a)	76,107	5,494,164
Parker-Hannifin Corp.	20,710	5,876,670
Sensata Technologies Holding plc (a)	105,799	5,379,879
Stericycle, Inc. (a)	61,429	3,619,397
WESCO International, Inc. (a)	77,377	10,069,843
		47,849,862
Information Technology - 6.8%
Check Point Software Technologies Ltd. (a)	63,664	8,802,185
Cognizant Technology Solutions Corp., Class A	47,687	4,276,093
NXP Semiconductors NV	12,949	2,396,601
SS&C Technologies Holdings, Inc.	35,101	2,633,277
		18,108,156
Materials - 5.5%
Ashland Global Holdings, Inc.	60,983	6,001,337
Freeport-McMoRan, Inc.	177,727	8,840,141
		14,841,478
Real Estate - 9.3%
CubeSmart	172,149	8,956,912
Douglas Emmett, Inc.	85,656	2,862,624
Jones Lang LaSalle, Inc. (a)	6,365	1,524,163
Rayonier, Inc.	73,887	3,038,233
Ryman Hospitality Properties, Inc. (a)	37,129	3,444,457

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Common Stocks - 97.0% (Continued)	Shares	Fair Value
Real Estate - 9.3% (Continued)
UDR, Inc.	26,714	$1,532,582
Weyerhaeuser Co.	93,506	3,543,877
		24,902,848
Utilities - 3.8%
South Jersey Industries, Inc.	138,319	4,778,921
UGI Corp.	148,458	5,377,149
		10,156,070

Total Common Stocks (Cost $167,039,045)		$260,223,620

Registered Investment Companies - 4.4%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 0.25% (c)	8,156,812	$8,156,812
State Street Navigator Securities Lending Portfolio I, 0.43% (c)(d)	3,739,628	3,739,628
Total Registered Investment Companies (Cost $11,896,440)		$11,896,440

Total Investment Securities - 101.4% (Cost $178,935,485)		$272,120,060

Liabilities in Excess of Other Assets - (1.4)%		(3,908,862)

Net Assets - 100.0%		$268,211,198

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $3,477,772.
(c)	The rate shown is the 7-day effective yield as of March 31, 2022.
(d)	This security was purchased using cash collateral from securities on loan.

NV -	Naamloze Vennootschap
plc -	Public Limited Company

Diamond Hill Large Cap Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Common Stocks - 96.6%	Shares	Fair Value
Communication Services - 11.8%
Alphabet, Inc., Class A (a)	89,721	$249,545,503
Charter Communications, Inc., Class A (a)	246,358	134,393,216
Comcast Corp., Class A	3,086,440	144,507,121
Meta Platforms, Inc., Class A (a)	1,270,790	282,572,864
Verizon Communications, Inc.	2,635,154	134,234,745
Walt Disney Co. (The) (a)	2,221,205	304,660,478
Zynga, Inc., Class A (a)	16,531,257	152,748,815
		1,402,662,742
Consumer Discretionary - 12.7%
Amazon.com, Inc. (a)	29,458	96,031,607
Booking Holdings, Inc. (a)	80,153	188,235,313
BorgWarner, Inc.	3,202,576	124,580,206
General Motors Co. (a)	6,282,173	274,782,247
Hanesbrands, Inc. (b)	8,240,670	122,703,576
Home Depot, Inc. (The)	736,689	220,513,118
NVR, Inc. (a)	60,337	269,541,670
VF Corp.	3,816,529	217,007,839
		1,513,395,576
Consumer Staples - 6.5%
Archer-Daniels-Midland Co.	2,307,493	208,274,318
Mondelēz International, Inc., Class A	3,799,153	238,510,825
PepsiCo, Inc.	1,956,026	327,399,632
		774,184,775
Energy - 3.4%
ConocoPhillips	4,039,216	403,921,600

Financials - 22.1%
American International Group, Inc.	8,858,933	556,075,225
Bank of America Corp.	8,401,408	346,306,038
Berkshire Hathaway, Inc., Class B (a)	941,666	332,323,348
Hartford Financial Services Group, Inc. (The)	2,940,277	211,141,291
KKR & Co., Inc.	5,502,405	321,725,620
Marsh & McLennan Cos., Inc.	1,325,304	225,858,308
Nasdaq, Inc.	1,210,283	215,672,431
Truist Financial Corp.	5,213,992	295,633,346

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Common Stocks - 96.6% (Continued)	Shares	Fair Value
Financials - 22.1% (Continued)
Wells Fargo & Co.	2,713,641	$131,503,043
		2,636,238,650
Health Care - 12.7%
Abbott Laboratories	3,353,940	396,972,339
AbbVie, Inc.	995,365	161,358,620
Becton, Dickinson and Co.	771,323	205,171,918
Humana, Inc.	555,842	241,885,763
Medtronic plc	2,199,095	243,989,590
Pfizer, Inc.	5,149,492	266,589,201
		1,515,967,431
Industrials - 10.4%
Carrier Global Corp.	2,899,141	132,983,598
Caterpillar, Inc.	1,105,241	246,269,800
Deere & Co.	412,757	171,484,023
Honeywell International, Inc.	734,846	142,986,335
L3Harris Technologies, Inc.	645,964	160,502,675
Parker-Hannifin Corp.	791,556	224,611,931
Waste Management, Inc.	1,025,604	162,558,234
		1,241,396,596
Information Technology - 7.9%
Cognizant Technology Solutions Corp., Class A	1,932,863	173,319,825
Fidelity National Information Services, Inc.	1,889,254	189,718,887
SS&C Technologies Holdings, Inc.	2,351,370	176,399,777
Texas Instruments, Inc.	1,352,154	248,093,216
Visa, Inc., Class A (b)	724,545	160,682,345
		948,214,050
Materials - 5.2%
Freeport-McMoRan, Inc.	6,259,936	311,369,217
Linde plc	591,073	188,806,448
Sherwin-Williams Co. (The)	466,095	116,346,634
		616,522,299
Real Estate - 2.5%
SBA Communications Corp.	394,450	135,730,245
Weyerhaeuser Co.	4,467,297	169,310,556
		305,040,801

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Common Stocks - 96.6% (Continued)	Shares	Fair Value
Utilities - 1.4%
Dominion Energy, Inc.	1,925,663	$163,623,585

Total Common Stocks (Cost $8,660,069,976)		$11,521,168,105

Registered Investment Companies - 3.8%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 0.25% (c)	434,148,766	$434,148,766
State Street Navigator Securities Lending Portfolio I, 0.43% (c)(d)	22,344,968	22,344,968
Total Registered Investment Companies (Cost $456,493,734)		$456,493,734

Total Investment Securities - 100.4% (Cost $9,116,563,710)		$11,977,661,839

Liabilities in Excess of Other Assets - (0.4)%		(54,000,491)

Net Assets - 100.0%		$11,923,661,348

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $55,131,890.
(c)	The rate shown is the 7-day effective yield as of March 31, 2022.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $34,976,267.

plc -	Public Limited Company

Diamond Hill Large Cap Concentrated Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Common Stocks - 97.5%	Shares	Fair Value
Communication Services - 13.3%
Alphabet, Inc., Class A (a)	271	$753,746
Meta Platforms, Inc., Class A (a)	3,681	818,507
Walt Disney Co. (The) (a)	6,250	857,250
		2,429,503
Consumer Discretionary - 13.2%
General Motors Co. (a)	19,559	855,511
NVR, Inc. (a)	189	844,314
VF Corp.	12,311	700,003
		2,399,828
Consumer Staples - 5.1%
PepsiCo, Inc.	5,550	928,959

Energy - 6.6%
ConocoPhillips	11,997	1,199,700

Financials - 28.4%
American International Group, Inc.	24,571	1,542,322
Bank of America Corp.	21,702	894,556
Berkshire Hathaway, Inc., Class B (a)	2,911	1,027,321
KKR & Co., Inc.	14,696	859,275
Truist Financial Corp.	15,123	857,474
		5,180,948
Health Care - 14.6%
Abbott Laboratories	9,836	1,164,189
Humana, Inc.	1,606	698,883
Pfizer, Inc.	15,226	788,250
		2,651,322
Industrials - 7.8%
Caterpillar, Inc.	3,275	729,735
Parker-Hannifin Corp.	2,460	698,050
		1,427,785
Information Technology - 4.0%
Texas Instruments, Inc.	3,947	724,196

Diamond Hill Large Cap Concentrated Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Common Stocks - 97.5% (Continued)	Shares	Fair Value
Materials - 4.5%
Freeport-McMoRan, Inc.	16,555	$823,446

Total Common Stocks (Cost $16,909,039)		$17,765,687

Registered Investment Companies - 7.2%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 0.25% (b) (Cost $1,319,510)	1,319,510	$1,319,510

Total Investment Securities - 104.7% (Cost $18,228,549)		$19,085,197

Liabilities in Excess of Other Assets - (4.7)%		(854,420)

Net Assets - 100.0%		$18,230,777

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2022.

Diamond Hill All Cap Select Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Common Stocks - 97.1%	Shares	Fair Value
Communication Services - 11.2%
Alphabet, Inc., Class A (a)	3,075	$8,552,651
Meta Platforms, Inc., Class A (a)	66,278	14,737,576
Walt Disney Co. (The) (a)	73,394	10,066,721
Zynga, Inc., Class A (a)	1,574,664	14,549,895
		47,906,843
Consumer Discretionary - 16.4%
Amazon.com, Inc. (a)	3,059	9,972,187
Hanesbrands, Inc. (b)	1,612,522	24,010,453
Red Rock Resorts, Inc., Class A	513,318	24,926,722
VF Corp.	197,645	11,238,095
		70,147,457
Consumer Staples - 6.9%
BellRing Brands, Inc. (a)	185,330	4,277,416
Lancaster Colony Corp.	72,279	10,780,413
Post Holdings, Inc. (a)	97,384	6,744,816
SunOpta, Inc. (a)(b)	1,514,537	7,602,976
		29,405,621
Financials - 27.5%
Alleghany Corp. (a)	12,595	10,667,965
American International Group, Inc.	411,607	25,836,571
Bank OZK	45,536	1,944,387
Berkshire Hathaway, Inc., Class B (a)	32,915	11,616,033
Cadence Bank	359,167	10,509,226
KKR & Co., Inc.	312,619	18,278,833
Mr. Cooper Group, Inc. (a)	625,197	28,552,747
Webster Financial Corp.	183,688	10,308,571
		117,714,333
Health Care - 2.1%
Humana, Inc.	21,163	9,209,503

Industrials - 21.6%
Cimpress plc (a)	272,591	17,334,062
Colfax Corp. (a)	473,267	18,831,294
Energy Recovery, Inc. (a)	308,124	6,205,617
Kirby Corp. (a)	184,253	13,301,224

Diamond Hill All Cap Select Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Common Stocks - 97.1% (Continued)	Shares	Fair Value
Industrials - 21.6% (Continued)
Sensata Technologies Holding plc (a)	145,717	$7,409,709
WESCO International, Inc. (a)	224,906	29,269,267
		92,351,173
Information Technology - 4.3%
SS&C Technologies Holdings, Inc.	127,688	9,579,154
Texas Instruments, Inc.	48,378	8,876,395
		18,455,549
Materials - 5.2%
Ashland Global Holdings, Inc.	100,105	9,851,333
Freeport-McMoRan, Inc.	248,567	12,363,723
		22,215,056
Utilities - 1.9%
UGI Corp.	225,891	8,181,772

Total Common Stocks (Cost $308,789,329)		$415,587,307

Registered Investment Companies - 3.1%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 0.25% (c)	9,734,107	$9,734,107
State Street Navigator Securities Lending Portfolio I, 0.43% (c)(d)	3,466,324	3,466,324
Total Registered Investment Companies (Cost $13,200,431)		$13,200,431

Total Investment Securities - 100.2% (Cost $321,989,760)		$428,787,738

Liabilities in Excess of Other Assets - (0.2)%		(961,765)

Net Assets - 100.0%		$427,825,973

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $3,275,255.
(c)	The rate shown is the 7-day effective yield as of March 31, 2022.
(d)	This security was purchased using cash collateral held from securities on loan.
plc -	Public Limited Company

Diamond Hill Long-Short Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Common Stocks - 85.9%	Shares	Fair Value
Communication Services - 12.6%
Alphabet, Inc., Class A (a)	26,850	$74,679,247
Comcast Corp., Class A (b)	768,054	35,960,288
Meta Platforms, Inc., Class A (a)(b)	330,099	73,400,814
Verizon Communications, Inc. (b)	638,860	32,543,528
Walt Disney Co. (The) (a)(b)	330,199	45,290,095
		261,873,972
Consumer Discretionary - 7.4%
Booking Holdings, Inc. (a)	12,335	28,968,131
BorgWarner, Inc. (b)	362,933	14,118,094
Hanesbrands, Inc. (b)	2,105,185	31,346,205
TJX Cos., Inc. (The) (b)(c)	469,366	28,434,192
VF Corp. (b)	475,603	27,042,787
Wolverine World Wide, Inc. (b)	1,053,905	23,776,097
		153,685,506
Consumer Staples - 3.8%
Archer-Daniels-Midland Co. (b)	295,486	26,670,566
Constellation Brands, Inc., Class A (b)(c)	127,674	29,405,876
Mondelēz International, Inc., Class A (b)(c)	388,270	24,375,591
		80,452,033
Energy - 2.7%
Chevron Corp. (b)	160,194	26,084,389
Coterra Energy, Inc. (b)	1,151,703	31,061,430
		57,145,819
Financials - 22.2%
American International Group, Inc.	1,291,500	81,067,455
Bank of America Corp. (b)(c)	554,545	22,858,345
Bank OZK (b)(c)	439,380	18,761,526
Berkshire Hathaway, Inc., Class B (a)(b)	141,019	49,767,015
Citigroup, Inc. (b)(c)	1,069,111	57,090,527
Hartford Financial Services Group, Inc. (The) (b)	526,911	37,837,479
KKR & Co., Inc. (b)	1,058,253	61,876,053
MetLife, Inc. (b)	214,059	15,044,067
Morgan Stanley (b)	202,252	17,676,825
SVB Financial Group (a)(b)(c)	46,234	25,865,611
Truist Financial Corp. (b)(c)	789,850	44,784,495

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Common Stocks - 85.9% (Continued)	Shares	Fair Value
Financials - 22.2% (Continued)
Wells Fargo & Co. (c)	599,078	$29,031,320
		461,660,718
Health Care - 12.4%
Abbott Laboratories (b)	269,012	31,840,260
AbbVie, Inc. (b)	89,426	14,496,849
Becton, Dickinson and Co. (b)	117,917	31,365,922
CVS Health Corp. (b)	327,769	33,173,500
Humana, Inc.	102,800	44,735,476
Medtronic plc	392,259	43,521,136
Perrigo Co. plc (b)	852,359	32,756,156
Pfizer, Inc. (b)	499,715	25,870,246
		257,759,545
Industrials - 10.2%
Alaska Air Group, Inc. (a)(b)(c)	461,288	26,759,317
Colfax Corp. (a)(b)	713,252	28,380,297
Johnson Controls International plc	433,770	28,442,299
Kirby Corp. (a)(b)(c)	509,593	36,787,519
L3Harris Technologies, Inc. (b)	109,180	27,127,955
Parker-Hannifin Corp.	120,336	34,146,543
Sensata Technologies Holding plc (a)	589,958	29,999,364
		211,643,294
Information Technology - 11.3%
Cognizant Technology Solutions Corp., Class A (b)	496,295	44,502,773
Fidelity National Information Services, Inc.	527,936	53,015,333
Microsoft Corp.	176,297	54,354,128
Texas Instruments, Inc. (b)	159,916	29,341,388
Visa, Inc., Class A	132,477	29,379,424
WNS Holdings Ltd. - ADR (a)	280,581	23,986,870
		234,579,916
Materials - 2.1%
Ashland Global Holdings, Inc. (b)	154,689	15,222,944
Freeport-McMoRan, Inc. (b)	558,944	27,801,875
		43,024,819

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Common Stocks - 85.9% (Continued)	Shares	Fair Value
Utilities - 1.2%
Dominion Energy, Inc. (b)	295,925	$25,144,747

Total Common Stocks (Cost $1,111,572,396)		$1,786,970,369

Registered Investment Companies - 37.3%	Shares	Fair Value
Diamond Hill Short Duration Securitized Bond Fund - Class Y (d)	1,047,267	$10,294,636
State Street Institutional US Government Money Market Fund - Premier Class, 0.25% (e)	269,164,894	269,164,894
State Street Navigator Securities Lending Portfolio I, 0.43% (e)(f)	495,039,950	495,039,950
Total Registered Investment Companies (Cost $774,662,204)		$774,499,480

Total Investment Securities - 123.2% (Cost $1,886,234,600)		$2,561,469,849

Segregated Cash With Custodian - 29.0%		602,047,164

Investments Sold Short - (28.4)% (Proceeds $558,393,270)		(590,092,556)

Liabilities in Excess of Other Assets - (23.8)%		(493,915,816)

Net Assets - 100.0%		$2,079,508,641

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $475,221,409.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	Affiliated Fund

Diamond Hill Short Duration Securitized Bond Fund
Value, December 31, 2021	$30,812,092
Purchases	157,305
Sales	(20,000,000)
Realized Losses	(270,838)
Change in Unrealized Appreciation (Depreciation)	(403,923)
Value, March 31, 2022	$10,294,636
Income Distributions	$157,305

(e)	The rate shown is the 7-day effective yield as of March 31, 2022.
(f)	This security was purchased using cash collateral held from securities on loan.

ADR -	American Depositary Receipt.
plc -	Public Limited Company

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
March 31, 2022 (Unaudited)

Common Stocks - 28.4%	Shares	Fair Value
Communication Services - 0.5%
Cogent Communications Holdings, Inc.	103,560	$6,871,206
Ziff Davis, Inc.	42,159	4,080,148
		10,951,354
Consumer Discretionary - 4.8%
Best Buy Co., Inc.	165,776	15,069,038
CarMax, Inc.	49,480	4,773,830
Dick's Sporting Goods, Inc.	55,326	5,533,707
Etsy, Inc.	24,295	3,019,383
GameStop Corp., Class A	104,605	17,425,101
Grand Canyon Education, Inc.	224,902	21,840,233
Macy's, Inc.	218,555	5,324,000
Sleep Number Corp.	118,080	5,987,837
Tesla, Inc.	5,064	5,456,966
Under Armour, Inc., Class A	99,119	1,687,005
Whirlpool Corp.	74,120	12,806,454
		98,923,554
Consumer Staples - 3.6%
Brown-Forman Corp., Class B	491,890	32,966,468
Clorox Co.	65,430	9,096,733
JM Smucker Co. (The)	69,820	9,454,326
WD-40 Co.	121,807	22,318,697
		73,836,224
Energy - 0.4%
RPC, Inc.	681,895	7,275,820

Financials - 3.4%
Bank of Hawaii Corp.	115,590	9,700,313
Blackstone Mortgage Trust, Inc., Class A	283,405	9,009,445
Commerce Bancshares, Inc.	402,029	28,781,256
First Financial Bankshares, Inc.	380,263	16,777,204
Westamerica BanCorp.	95,760	5,793,480
		70,061,698
Health Care - 2.1%
MultiPlan Corp.	1,543,940	7,225,639

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short (Continued)
March 31, 2022 (Unaudited)

Common Stocks - 28.4% (continued)	Shares	Fair Value
Health Care - 2.1% (continued)
Penumbra, Inc.	97,510	$21,659,896
Waters Corp.	48,415	15,027,532
		43,913,067
Industrials - 5.7%
Avis Budget Group, Inc.	94,700	24,934,510
Cintas Corp.	41,049	17,461,834
Robert Half International, Inc.	269,143	30,730,748
United Parcel Service, Inc., Class B	145,420	31,186,773
W.W. Grainger, Inc.	11,550	5,957,375
Wabtec Corp.	96,330	9,264,056
		119,535,296
Information Technology - 4.9%
Badger Meter, Inc.	161,766	16,129,688
Blackbaud, Inc.	122,727	7,347,666
Cisco Systems, Inc.	487,320	27,172,963
Consensus Cloud Solutions, Inc.	66,437	3,994,857
F5, Inc.	47,857	9,999,720
NetScout Systems, Inc.	410,615	13,172,529
Oracle Corp.	89,528	7,406,651
Teradata Corp.	331,795	16,354,176
		101,578,250
Materials - 0.6%
Silgan Holdings, Inc.	267,835	12,382,012

Real Estate - 0.8%
Boston Properties, Inc.	135,945	17,509,716

Utilities - 1.6%
Ormat Technologies, Inc.	417,030	34,125,565

Total Investments Sold Short - 28.4% (Proceeds $558,393,270)		$590,092,556

Percentages disclosed are based on total net assets of the Fund at March 31, 2022.

Diamond Hill International Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Common Stocks - 96.6%	Shares	Fair Value
Brazil - 1.7%
Hypera SA	118,486	$964,282

Canada - 7.6%
Aurinia Pharmaceuticals, Inc. (a)	28,574	353,746
BlackBerry Ltd. (a)	68,796	513,218
Fairfax Financial Holdings Ltd.	4,093	2,232,864
Rogers Communications, Inc., Class B	19,979	1,133,808
		4,233,636
China - 6.3%
Alibaba Group Holding Ltd. (a)	80,200	1,094,469
Baidu, Inc., Class A (a)	27,350	482,693
Fu Shou Yuan International Group Ltd.	860,000	631,612
Tencent Holdings Ltd.	28,300	1,304,473
		3,513,247
France - 3.4%
LVMH Moet Hennessy Louis Vuitton SE	354	252,700
Safran SA	7,120	838,328
Ubisoft Entertainment SA (a)(b)	18,254	802,181
		1,893,209
Germany - 1.0%
Fuchs Petrolub SE	19,948	567,110

India - 2.1%
HDFC Bank Ltd. - ADR	18,583	1,139,695

Israel - 3.7%
Check Point Software Technologies Ltd. (a)	14,876	2,056,756

Italy - 1.6%
doValue SpA	105,619	889,379

Japan - 7.2%
Astellas Pharma, Inc.	87,400	1,365,784
Hakuhodo DY Holdings, Inc.	46,700	586,297
Nintendo Co. Ltd. - ADR	24,954	1,569,856

Diamond Hill International Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Common Stocks - 96.6% (Continued)	Shares	Fair Value
Japan - 7.2% (Continued)
Shionogi & Co. Ltd.	8,100	$497,752
		4,019,689
Mexico - 2.2%
Fomento Economico Mexicano SAB de CV	147,233	1,222,371

Netherlands - 2.8%
Exor NV	7,260	551,936
Universal Music Group NV	37,499	1,001,064
		1,553,000
Nigeria - 0.8%
IHS Holding Ltd. (a)	41,905	464,307

Peru - 1.5%
Credicorp Ltd.	4,676	803,664

Poland - 1.9%
Dino Polska SA (a)	13,212	1,066,159

South Korea - 2.8%
Samsung Electronics Co. Ltd.	27,521	1,571,204

Spain - 0.8%
Banco Bilbao Vizcaya Argentaria SA (b)	78,809	450,021

Sweden - 2.1%
Assa Abloy AB, Class B	44,120	1,185,652

Switzerland - 11.3%
Compagnie Financiere Richemont SA, Class A	6,735	853,694
Nestlé SA	7,745	1,006,995
Novartis AG - ADR	19,979	1,753,157
Roche Holdings AG	3,565	1,410,535
Swatch Group AG (The)	4,526	1,283,230
		6,307,611

Diamond Hill International Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Common Stocks - 96.6% (Continued)	Shares	Fair Value
Taiwan Province of China - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8,986	$936,880

United Kingdom - 24.2%
Ashmore Group plc	417,332	1,267,493
Beazley plc	182,289	1,002,283
BT Group plc	734,762	1,751,849
Bunzl plc	27,061	1,049,425
Compass Group plc	55,716	1,198,979
Diageo plc	36,637	1,858,342
GlaxoSmithKline plc	60,772	1,314,883
Howden Joinery Group plc	51,205	513,317
InterContinental Hotels Group plc	9,645	652,317
Tesco plc	339,664	1,229,652
Unilever plc	36,727	1,660,022
		13,498,562
United States - 9.9%
Energy Recovery, Inc. (a)(b)	34,320	691,205
Freeport-McMoRan, Inc.	25,475	1,267,127
Meta Platforms, Inc., Class A (a)	3,317	737,568
Spotify Technology SA (a)	10,173	1,536,326
Walt Disney Co. (The) (a)	9,126	1,251,722
		5,483,948

Total Common Stocks (Cost $53,877,031)		$53,820,382

Warrants - 0.0% (c)	Shares	Fair Value
Switzerland - 0.0% (c)
Compagnie Financiere Richemont SA (Cost $0)	8,320	$6,573

Diamond Hill International Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Registered Investment Companies - 4.9%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.25% (d)	1,783,388	1,783,388
State Street Navigator Securities Lending Portfolio I, 0.43% (d)(e)	925,590	925,590
Total Registered Investment Companies (Cost $2,708,978)		$2,708,978

Total Investment Securities - 101.5% (Cost $56,586,009)		$56,535,933

Liabilities in Excess of Other Assets - (1.5)%		(810,123)

Net Assets - 100.0%		$55,725,810

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $1,261,343.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of March 31, 2022.
(e)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $446,846.

AB -	Aktiebolag
ADR -	American Depositary Receipt.
AG -	Aktiengesellschaft
NV -	Naamloze Vennootschap
plc -	Public Limited Company
SA -	Societe Anonyme
SAB de CV-	Societe Anonima Bursatil de Capital Variable
SE -	Societe Europaea
SpA -	Societa per Azioni

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments

March 31, 2022 (Unaudited)

Corporate Credit - 6.2%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 3.2%
Bank of America Corp.	1.486%	05/19/24	$4,514,000	$4,448,083
Bank of Nova Scotia	0.400%	09/15/23	2,200,000	2,137,319
Capital One Financial Corp.	1.343%	12/06/24	1,700,000	1,649,552
Capital One Financial Corp.	4.250%	04/30/25	1,417,000	1,455,309
Citigroup, Inc. (a)	2.876%	07/24/23	2,800,000	2,803,832
Citigroup, Inc.	1.281%	11/03/25	2,750,000	2,616,922
Discover Financial Services (b)	3.750%	03/04/25	2,750,000	2,774,071
Eaton Vance Corp.	3.625%	06/15/23	5,000,000	5,058,085
Fifth Third Bancorp (b)	1.707%	11/01/27	1,200,000	1,110,384
Goldman Sachs Group, Inc. (b)	1.217%	12/06/23	1,000,000	975,828
Goldman Sachs Group, Inc.	3.000%	03/15/24	1,000,000	998,733
Goldman Sachs Group, Inc.	0.925%	10/21/24	3,000,000	2,907,907
JPMorgan Chase & Co. (SOFR + 60) (a)	0.653%	09/16/24	350,000	340,329
JPMorgan Chase & Co. (b)	0.768%	08/09/25	3,000,000	2,843,603
JPMorgan Chase & Co.	1.561%	12/10/25	2,000,000	1,914,381
JPMorgan Chase & Co. (b)	2.595%	02/24/26	1,700,000	1,667,231
JPMorgan Chase & Co.	1.470%	09/22/27	1,600,000	1,474,505
Morgan Stanley (a)	0.791%	07/22/25	3,800,000	3,647,876
Royal Bank of Canada (b)	0.750%	10/07/24	2,000,000	1,897,171
Toronto-Dominion Bank (The) (SOFR + 48) (a)(b)	0.760%	01/27/23	375,000	375,004
Toronto-Dominion Bank (The) (b)	0.700%	09/10/24	900,000	854,159
Toronto-Dominion Bank (The) (b)	1.250%	12/13/24	500,000	480,407
Truist Financial Corp. (b)	0.449%	06/09/25	800,000	794,966
Wells Fargo & Co., Class MTN (SOFR + 160) (a)	1.654%	06/02/24	1,000,000	987,999
				46,213,656
Brokerage Asset Managers Exchanges - 0.2%
Intercontinental Exchange, Inc. (b)	2.350%	09/15/22	2,750,000	2,759,487

Capital Goods - 0.1%
Waste Management, Inc. (b)	2.900%	09/15/22	900,000	902,214
Welbilt, Inc.	9.500%	02/15/24	100,000	101,861
				1,004,075

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Corporate Credit - 6.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Communications - 0.0% (c)
Twenty-First Century Fox, Inc.	4.030%	01/25/24	$450,000	$459,404

Consumer Cyclical - 0.7%
Daimler Finance, LLC (b)(d)	1.750%	03/10/23	1,900,000	1,890,790
Ford Motor Credit Co., LLC	5.584%	03/18/24	250,000	257,132
General Motors Financial Co., Inc.	3.250%	01/05/23	1,130,000	1,139,600
General Motors Financial Co., Inc.	3.950%	04/13/24	2,778,000	2,821,104
Honda Motor Co.	2.271%	03/10/25	900,000	884,682
Toyota Motor Corp. (b)	0.450%	01/11/24	3,000,000	2,897,319
Toyota Motor Corp. (b)	0.625%	09/13/24	900,000	855,277
				10,745,904
Consumer Non-Cyclical - 0.5%
AbbVie, Inc.	2.900%	11/06/22	2,800,000	2,818,092
Baxter International, Inc. (d)	0.868%	12/01/23	1,800,000	1,742,868
Kroger Co. (The)	4.000%	02/01/24	2,800,000	2,853,445
Mondelez International, Inc. (d)	0.750%	09/24/24	300,000	283,223
				7,697,628
Electric - 0.2%
DTE Energy Co. (b)	1.050%	06/01/25	500,000	467,744
WEC Energy Group, Inc.	0.800%	03/15/24	2,750,000	2,638,924
				3,106,668
Energy - 0.2%
Devon Energy Corp.	5.250%	09/15/24	1,000,000	1,045,035
Energy Transfer Operating LP	4.500%	04/15/24	925,000	946,431
TransCanada Pipeline Ltd.	1.000%	10/12/24	750,000	712,544
				2,704,010
Insurance - 0.9%
Athene Global Funding (d)	2.500%	01/14/25	1,450,000	1,407,295
Equitable Financial Life (d)	1.100%	11/12/24	3,050,000	2,890,773
Met Life Global Funding I (b)(d)	1.950%	01/13/23	780,000	780,096
Met Life Global Funding I (d)	0.700%	09/27/24	1,200,000	1,132,432
New York Life Global Funding (b)(d)	0.900%	10/29/24	800,000	764,554
Principal Life Global Funding II (d)	0.750%	08/23/24	1,265,000	1,200,245
Protective Life Global Funding (d)	0.473%	01/12/24	2,945,000	2,813,327

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Corporate Credit - 6.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 0.9% (Continued)
Protective Life Global Funding (d)	0.781%	07/05/24	$1,700,000	$1,613,057
				12,601,779
Technology - 0.0% (c)
Dell International, LLC/EMC Corp.	4.000%	07/15/24	500,000	510,761

Transportation - 0.2%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (d)	4.800%	08/15/27	441,209	451,152
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,529,000	1,450,997
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	65,292	65,275
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	1,050,085	1,086,928
				3,054,352

Total Corporate Credit (Cost $93,556,280)				$90,857,724

Securitized - 86.7%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 6.8%
BXG Receivables, Series 2018-A, Class C (d)	4.440%	02/02/34	$855,022	$851,846
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (d)	1.830%	03/20/41	3,588,000	3,315,941
Diamond Resorts Owner Trust, Series 2019-1, Class B (d)	3.530%	02/20/32	384,399	380,606
Diamond Resorts Owner Trust, Series 2021-1A, Class B (d)	2.050%	11/21/33	1,243,342	1,192,986
Diamond Resorts Owner Trust, Series 2021-1A, Class C (d)	2.700%	11/21/33	932,507	904,295
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(d)	4.450%	01/25/26	5,250,000	5,060,385
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (d)	3.620%	07/25/26	9,000,000	8,433,014

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 6.8% (Continued)
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (d)	3.850%	10/26/26	$11,500,000	$10,637,831
Gold Key Resorts, LLC, Series 2014-A, Class A (d)	3.220%	03/17/31	41,114	41,000
Helios Issuer, LLC, Series 2020-4, Class A (d)	2.980%	06/20/47	1,684,432	1,520,969
Helios Issuer, LLC, Series 2021-A, Class A (d)	1.800%	02/20/48	1,167,081	1,086,736
Hero Funding Trust, Series 2016-3B, Class B (d)	5.240%	09/20/42	70,051	69,715
Hero Funding Trust, Series 2016-4B, Class B (d)	4.990%	09/20/47	381,988	375,279
Holiday Inn Timeshare Trust, Series 2020-A, Class C (d)	3.420%	10/09/39	1,324,401	1,290,839
Holiday Inn Timeshare Trust, Series 2020-A, Class D (d)	5.500%	10/09/39	616,000	605,577
Holiday Inn Timeshare Trust, Series 2020-A, Class E (d)	6.500%	10/09/39	3,511,202	3,425,192
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (d)	2.290%	01/20/48	2,910,542	2,659,428
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (d)	2.220%	03/20/48	2,182,158	2,022,477
Mosaic Solar Loans, LLC, Series 2017-2, Class B (d)	4.770%	06/22/43	490,048	492,487
Mosaic Solar Loans, LLC, Series 2020-1, Class A (d)	2.100%	04/20/46	1,794,293	1,695,124
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (d)	3.100%	04/20/46	1,435,435	1,376,521
Mosaic Solar Loans, LLC, Series 2021-1, Class D (d)	3.710%	12/20/46	855,932	818,629
MVW Own Trust, Series 2021-1WA, Class C (d)	1.940%	01/22/41	2,536,634	2,402,953
MVW Own Trust, Series 2021-1W, Class D (d)	3.170%	06/22/41	1,951,257	1,802,126
NRZ Excess Spread Collateralization, Series 2021-GNT1, Class A (d)	3.474%	11/25/26	11,758,481	11,298,583
OCWEN Master Advance Receivables Trust, Series 2020-T1, Class E-T1 (d)	5.419%	08/15/52	1,873,684	1,873,745
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1* 1MO LIBOR + 285) (d)	3.307%	02/25/23	7,000,000	6,969,812

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 6.8% (Continued)
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1* 1MO LIBOR + 265) (d)	3.107%	08/25/23	$9,400,000	$9,307,222
Renew Financial, LLC, Series 2017-1, Class A (d)	3.670%	09/20/52	1,011,170	987,953
Renew Financial, LLC, Series 2017-1, Class B (d)	5.750%	09/20/52	458,915	450,794
SPS Servicer Advance Receivables, Series 2020-T1, Class DT1 (d)	2.370%	11/15/52	466,667	463,251
SPS Servicer Advance Receivables, Series 2020-T2, Class D (d)	3.160%	11/15/55	3,000,000	2,696,517
TES, LLC, Series 2017-1, Class A (d)	4.330%	10/20/47	4,260,880	4,198,723
TES, LLC, Series 2017-1, Class B (d)	7.740%	10/20/47	2,000,000	1,982,818
Westgate Resorts, Series 2020-1, Class B (d)	3.963%	03/20/34	3,224,503	3,236,695
Westgate Resorts, Series 2020-1A, Class C (d)	6.213%	03/20/34	3,785,854	3,870,516
				99,798,585
Agency MBS CMO - 1.1%
FHLMC, Series 2979, Class FP (1* 1MO LIBOR + 45) (a)	0.847%	05/15/35	335,741	337,231
FHLMC, Series 3121, Class FM (1* 1MO LIBOR + 40) (a)	0.797%	03/15/36	305,486	306,120
FHLMC, Series 4613, Class AF (1* 1MO LIBOR + 110) (a)	1.497%	11/15/37	604,260	606,074
FHLMC, Series 3925, Class FL (1* 1MO LIBOR + 45) (a)	0.847%	01/15/41	90,283	90,610
FHLMC, Series 3895, Class BF (1* 1MO LIBOR + 50) (a)	0.897%	07/15/41	238,447	240,520
FHLMC, Series 4314, Class PF (1* 1MO LIBOR + 40) (a)	0.797%	07/15/43	118,132	118,240
FHLMC, Series 5171, Class UK	2.000%	12/25/51	1,661,708	1,609,707
FNMA, Series 2006-56, Class DC (1* 1MO LIBOR + 65) (a)	1.107%	07/25/36	635,462	640,268
FNMA, Series 2006-108, Class FD (1* 1MO LIBOR + 38) (a)	0.837%	11/25/36	261,840	262,299
FNMA, Series 2010-136, Class FA (1* 1MO LIBOR + 50) (a)	0.957%	12/25/40	247,148	249,083
FNMA, Series 2011-86, Class KF (1* 1MO LIBOR + 55) (a)	1.007%	09/25/41	417,528	421,644

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 1.1% (Continued)
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	$5,783,917	$5,769,620
FNMA, Series 2012-9, Class FC (1* 1MO LIBOR + 40) (a)	0.857%	02/25/42	181,255	181,764
FNMA, Series 2012-33, Class F (1* 1MO LIBOR + 52) (a)	0.977%	04/25/42	136,833	137,963
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	2,907,925	2,815,911
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	1,737,886	1,758,488
GNMA, Series 2012-H29, Class SA (1* 1MO LIBOR + 52) (a)	0.621%	10/20/62	551,977	550,481
GNMA, Series 2012-H23, Class SA (1* 1MO LIBOR + 53) (a)	0.636%	10/20/62	610,857	610,172
GNMA, Series 2016-H11, Class FD (1* 12MO LIBOR + 40) (a)	0.681%	05/20/66	92,716	92,041
GNMA, Series 2017-H11, Class FP (1* 1MO LIBOR + 22) (a)	0.326%	04/20/67	54,984	54,803
				16,853,039
Agency MBS CMO Derivatives - 0.2%
FHLMC, Series 3946, Class SB (IO) (-1* 1MO LIBOR + 675) (a)	6.353%	10/15/26	118,356	7,639
FHLMC, Series 237, Class S14 (IO) (-1* 1MO LIBOR + 660) (a)	6.203%	05/15/36	547,628	107,403
FNMA, Series 2011-75, Class MI (IO)	3.500%	08/25/26	204,505	6,997
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	2,176,468	154,472
FNMA, Series 301, Class I (PO)	0.000%	04/25/29	219,599	204,333
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	525,101	100,888
FNMA, Series 2010-44, Class CS (IO) (-1* 1MO LIBOR + 655) (a)	6.093%	05/25/40	314,987	49,367
FNMA, Series 2011-14, Class PI (IO) (e)	5.000%	06/25/40	3,548	1
FNMA, Series 3998, Class NS (IO) (-1* 1MO LIBOR + 660) (a)	6.203%	09/15/40	460,421	4,804
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	407,836	48,099
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	950,861	142,248
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	1,952,752	106,014
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	697,301	10,832
GNMA, Series 2010-H01, Class CI (IO) (a)	2.061%	01/20/60	372,596	42,312

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.2% (Continued)
GNMA, Series 2012-H02, Class AI (IO) (a)	1.980%	01/20/62	$507,122	$24,244
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.463%	05/20/63	25,654,893	195,144
GNMA, Series 2016-H20, Class GI (IO) (a)	0.452%	08/20/66	21,853,676	260,601
GNMA, Series 2017-H11, Class PI (IO) (a)	3.713%	04/20/67	297,354	4,168
GNMA, Series 2017-H22, Class ID (IO) (a)	4.297%	11/20/67	130,421	6,640
GNMA, Series 2018-H08, Class NI (IO) (a)	0.951%	05/20/68	13,303,263	293,026
GNMA, Series 2019-H04, Class IO (IO) (a)	1.538%	03/20/69	20,078,774	585,097
				2,354,329
Agency MBS Passthrough - 0.0% (c)
FHLMC, Pool #FG G60257	5.500%	06/01/41	470,383	518,739

Auto Loan - 7.1%
ACC Auto Trust, Series 2021-A, Class A (d)	1.080%	04/15/27	1,457,099	1,443,635
ACC Trust, Series 2021-1, Class B (d)	1.430%	07/22/24	4,750,000	4,710,679
American Credit Acceptance Receivables Trust, Series 2020-3, Class F (d)	5.940%	06/14/27	6,750,000	6,895,506
American Credit Acceptance Receivables Trust, Series 2020-4, Class F (d)	5.220%	08/13/27	2,800,000	2,791,590
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (d)	1.190%	01/15/27	4,647,052	4,565,030
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class B (d)	2.020%	02/16/27	2,223,000	2,125,403
Avid Automobile Receivables Trust, Series 2019-1, Class E (d)	6.760%	05/17/27	2,500,000	2,530,378
CarNow Auto Receivables Trust, Series 2021-1A, Class B (d)	1.380%	02/17/26	1,000,000	989,732
CarNow Auto Receivables Trust, Series 2021-1A, Class C (d)	2.160%	02/17/26	2,000,000	1,956,452
CarNow Auto Receivables Trust, Series 2021-1A, Class D (d)	3.640%	02/17/26	2,250,000	2,173,787
CarNow Auto Receivables Trust, Series 2021-1A, Class E (d)	5.120%	07/15/27	2,500,000	2,416,371
Chase Credit Linked Notes, Series 2020-1, Class D (d)	1.886%	01/25/28	834,782	830,844

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 7.1% (Continued)
Chase Credit Linked Notes, Series 2021-3, Class D (d)	1.009%	02/26/29	$2,272,369	$2,203,954
Chase Credit Linked Notes, Series 2021-3, Class E (d)	2.102%	02/26/29	1,893,641	1,847,232
CIG Auto Receivables Trust, Series 2020-1, Class D (d)	2.350%	01/12/26	2,400,000	2,362,383
CIG Auto Receivables Trust, Series 2019-1, Class D (d)	4.850%	05/15/26	2,120,000	2,127,337
CPS Auto Receivables Trust, Series 2018-C, Class D (d)	4.400%	06/17/24	456,859	459,866
Credit Acceptance Auto Loan Trust, Series 2020-2, Class C (d)	2.730%	11/15/29	3,000,000	2,955,376
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C (d)	2.280%	02/15/30	2,500,000	2,412,507
Credito RL USA, Series 2021-1, Class A (d)	1.350%	02/16/27	3,905,340	3,834,633
FHF Trust, Series 2020-1, Class A (d)	2.590%	12/15/23	592,041	592,621
FHF Trust, Series 2020-1, Class B (d)	3.100%	09/15/25	4,500,000	4,484,576
FHF Trust, Series 2021-1, Class A (d)	1.270%	03/15/27	1,877,703	1,828,447
First Help Financial, LLC, Series 2021-2A, Class A (d)	0.830%	12/15/26	5,919,842	5,757,483
First Help Financial, LLC, Series 2021-2A, Class B (d)	1.630%	09/15/27	6,500,000	6,085,855
Hertz Vehicle Finance, Series 2021-2, Class D (d)	4.340%	12/25/27	5,000,000	4,496,974
JPMorgan Chase Bank, NA, Series 2021-2, Class E (d)	2.280%	12/26/28	1,474,785	1,447,427
OneMain Direct Auto Receivables, Series 2019-1, Class D (d)	4.680%	04/14/31	5,500,000	5,608,975
Santander Consumer Auto Receivables, Series 2020-B, Class D (d)	2.140%	12/15/26	2,000,000	1,953,807
Tesla Auto Lease Trust, Series 2021-B, Class D (d)	1.320%	09/22/25	9,500,000	9,006,080
Veros Auto Receivables Trust, Series 2020-1, Class B (d)	2.190%	06/16/25	1,984,169	1,983,738

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 7.1% (Continued)
Veros Auto Receivables Trust, Series 2021-1, Class B (d)	1.490%	10/15/26	$4,500,000	$4,328,013
Veros Auto Receivables Trust, Series 2021-1, Class C (d)	3.640%	08/15/28	5,000,000	4,801,108
				104,007,799
CRE/CLO - 9.9%
A10 Securitization, Series 2021-D, Class D (d)(e)	4.409%	10/01/38	7,597,500	7,225,222
A10 Securitization, Series 2021-D, Class E (d)(e)	4.753%	10/01/38	3,600,000	3,423,600
A10 Securitization, Series 2020-C, Class A (d)(e)	2.033%	08/15/40	584,646	583,895
A10 Securitization, Series 2020-C, Class B (d)(e)	2.617%	08/15/40	2,100,000	2,011,831
A10 Securitization, Series 2020-C, Class C (d)(e)	3.363%	08/15/40	2,800,000	2,631,806
A10 Securitization, Series 2020-C, Class D (d)(e)	4.129%	08/15/40	1,950,000	1,845,115
A10 Securitization, Series 2020-C, Class E (d)(e)	5.465%	08/15/40	1,050,000	997,081
Acre Mortgage Trust, Series 2021-FL4, Class D (1* 1MO LIBOR + 260) (a)(d)	3.068%	12/15/37	6,000,000	5,880,330
Acre Mortgage Trust, Series 2021-FL4, Class E (1* 1MO LIBOR + 310) (a)(d)	3.568%	12/15/37	2,000,000	1,950,130
Arbor Realty Collateralized Loan, Series 2021-FL1, Class A (d)	1.161%	12/17/35	2,500,000	2,468,817
Arbor Realty Collateralized Loan, Series 2022-FL1, Class D (a)(d)	3.050%	01/15/37	4,750,000	4,711,487
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class D (1* 1MO LIBOR + 375) (d)	3.941%	08/17/32	1,850,632	1,833,128
BDS Ltd., Series 2021-FL8, Class D (d)	2.368%	01/18/36	2,750,000	2,691,714
BDS Ltd., Series 2021-FL8, Class E (d)	2.718%	01/18/36	1,750,000	1,708,584
Benefit Street Partners Realty Trust, Inc., Series 2018-FL4, Class D (d)	3.147%	09/17/35	3,500,000	3,487,127
BXMT Ltd., Series 2020-FL2, Class D (1* 1MO LIBOR + 195) (a)(d)	2.113%	02/16/37	3,725,000	3,622,864
BXMT Ltd., Series 2020-FL2, Class E (1* 1MO LIBOR + 205) (a)(d)	2.213%	02/16/37	3,500,000	3,390,597
BXMT Ltd., Series 2021-FL4, Class A (1* 1MO LIBOR + 105) (a)(d)	1.241%	05/17/38	8,250,000	8,112,093

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 9.9% (Continued)
BXMT Ltd., Series 2021-FL4, Class D (1* 1MO LIBOR + 225) (a)(d)	2.441%	05/17/38	$8,250,000	$8,064,754
HGI CRE, Series 2022-FL3, Class D (d)	0.000%	04/21/37	3,250,000	3,250,000
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (d)	2.897%	05/15/36	7,200,000	7,063,574
MF1 Ltd., Series 2020-FL3, Class C (1* 1MO LIBOR + 450) (a)(d)	4.916%	07/15/35	1,000,000	1,005,034
MF1 Multifamily Housing Mortgage Trust, Series 2020-FL4, Class D (d)	4.285%	11/15/35	10,500,000	10,574,961
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class AS (a)(d)	1.385%	07/15/36	1,000,000	980,588
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL7, Class AS (d)	1.576%	10/16/36	8,750,000	8,651,685
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL7, Class C (d)	2.481%	10/16/36	2,000,000	1,967,880
PFP Ltd., Series 2019-5, Class B (1* 1MO LIBOR + 165) (a)(d)	1.776%	04/16/36	2,150,000	2,134,406
PFP Ltd., Series 2021-7, Class D (1* 1MO LIBOR + 240) (a)(d)	2.526%	04/14/38	1,749,913	1,717,088
PFP Ltd., Series 2021-7, Class A (d)	1.247%	04/16/38	4,099,196	4,028,116
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class A (1* 1MO LIBOR + 215) (a)(d)	2.337%	02/25/35	4,353,288	4,364,729
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class B (1* 1MO LIBOR + 385) (a)(d)	4.037%	02/25/35	4,000,000	4,009,899
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class C (1* 1MO LIBOR + 475) (a)(d)	4.937%	02/25/35	4,000,000	4,014,055
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class C (d)	2.000%	07/25/36	1,800,000	1,758,654
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class B (d)	2.500%	07/25/36	7,545,000	7,213,518
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class A (d)	3.087%	07/25/36	4,500,000	4,269,829

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 9.9% (Continued)
ReadyCap Commercial Mortgage Trust, Series 2021-FL7, Class D (d)	3.030%	11/25/36	$3,450,000	$3,371,233
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class C (d)	2.547%	09/15/36	3,800,000	3,745,861
TPG RE Finance, Inc., Series 2022-FL5, Class A (d)	1.700%	02/15/39	4,000,000	3,970,544
				144,731,829
Credit Cards - 7.4%
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A (d)	2.090%	07/17/24	8,300,000	8,205,590
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A (d)	4.630%	07/15/25	5,000,000	4,993,570
Continental Credit Card, LLC, Series 2019-1, Class A (d)	3.830%	08/15/26	9,345,003	9,374,996
Continental Credit Card, LLC, Series 2019-1, Class B (d)	4.950%	08/15/26	7,450,000	7,485,151
Continental Credit Card, LLC, Series 2019-1, Class C (d)	6.160%	08/15/26	3,000,000	2,998,902
Continental Credit Card, LLC, Series 2020-A, Class A (d)	2.240%	12/15/28	3,600,000	3,470,612
Continental Credit Card, LLC, Series 2020-A, Class B (d)	3.660%	12/15/28	6,800,000	6,542,700
Continental Credit Card, LLC, Series 2021-A, Class B (d)	3.490%	12/17/29	6,700,000	6,414,021
Continental Credit Card, LLC, Series 2021-A, Class C (d)	4.020%	12/17/29	6,900,000	6,595,743
Continental Credit Card, LLC, Series 2021-A, Class D (d)	6.010%	12/17/29	16,210,000	15,497,400
Genesis Private Label Amortization Trust, Series 2020-1, Class D (d)	6.630%	07/20/26	9,500,000	9,605,026
Genesis Private Label Amortization Trust, Series 2020-1, Class C (d)	4.190%	07/20/30	1,562,637	1,552,761
Genesis Private Label Amortization Trust, Series 2020-1, Class E (d)	9.760%	07/20/30	2,625,000	2,626,359

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 7.4% (Continued)
Genesis Sales Finance Master Trust, Series 2020-AA, Class B (d)	2.240%	09/22/25	$2,500,000	$2,470,866
Genesis Sales Finance Master Trust, Series 2020-AA, Class C (d)	2.990%	09/22/25	1,000,000	988,798
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (d)	2.090%	12/21/26	2,350,000	2,249,731
Genesis Sales Finance Master Trust, Series 2021-AA, Class E (d)	3.770%	12/21/26	6,000,000	5,755,070
Genesis Sales Finance Master Trust, Series 2021-AA, Class F (d)	5.590%	12/21/26	4,000,000	3,841,011
Mercury Financial Credit Card, Series 2021-1A, Class B (d)	2.330%	03/20/26	3,700,000	3,597,386
Mercury Financial Credit Card, Series 2021-1A, Class D (d)	6.260%	03/20/26	4,000,000	3,910,951
				108,176,644
Equipment - 1.9%
Business Jet Securities, LLC, Series 2019-1, Class B (d)	5.193%	07/15/34	1,709,629	1,618,946
Business Jet Securities, LLC, Series 2019-1, Class C (d)	6.948%	07/15/34	2,836,282	2,667,882
Business Jet Securities, LLC, Series 2020-1, Class B (d)	3.967%	11/15/35	951,729	918,152
Business Jet Securities, LLC, Series 2020-1, Class C (d)	7.142%	11/15/35	1,822,093	1,782,854
Business Jet Securities, LLC, Series 2021-1A, Class B (d)	2.918%	04/15/36	1,223,650	1,138,508
Business Jet Securities, LLC, Series 2021-1A, Class C (d)	5.067%	04/15/36	2,195,723	2,067,619
Encina Equipment Finance, Series 2021-1A, Class E (d)	4.360%	03/15/29	1,340,000	1,307,977
HPEFS Equipment Trust, Series 2021-2A, Class D (d)	1.290%	03/20/29	3,750,000	3,566,788
Octane Receivables Trust, Series 2019-1, Class A (d)	3.160%	09/20/23	113,837	113,967

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 1.9% (Continued)
Octane Receivables Trust, Series 2020-1, Class C (d)	2.890%	03/20/26	$4,750,000	$4,674,376
Octane Receivables Trust, Series 2021-1A, Class C (d)	2.230%	11/20/28	1,800,000	1,669,101
Stellar Jay Ireland DAC, Series 2021-1, Class B (d)(e)	5.926%	03/15/28	7,552,485	7,058,232
				28,584,402
HECM - 3.6%
Boston Lending Trust, Series 2022-1, Class M2 (d)(e)	2.750%	02/25/62	1,003,972	813,256
Brean ABS Trust, Series 2021-RM2, Class A (d)	1.750%	10/25/61	9,935,940	9,163,572
Brean ABS Trust, Series 2022-RM3, Class A (d)	1.750%	02/25/62	1,492,092	1,365,156
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M3 (d)	3.849%	10/27/31	3,000,000	2,868,967
Finance of America HECM, Series 2022-HB1, Class M3 (a)(d)	5.084%	11/25/25	1,600,000	1,573,073
Finance of America HECM, Series 2022-HB1, Class M5 (d)	7.870%	11/25/26	8,000,000	7,869,245
Finance of America HECM, Series 2020-HB2, Class A (a)(d)	1.710%	07/25/30	4,221,957	4,082,829
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (d)	3.690%	11/25/31	3,000,000	2,831,481
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (d)	4.704%	11/25/31	5,000,000	4,725,213
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (d)	3.630%	10/25/50	1,000,000	942,831
RMF Proprietary Issuance Trust, Series 2021-2, Class A (d)	2.125%	09/25/61	9,167,594	8,445,302
RMF Proprietary Issuance Trust, Series 2021-2, Class M2 (d)(e)	2.125%	09/25/61	2,517,310	1,970,848
RMF Proprietary Issuance Trust, Series 2022-1, Class A (a)(d)	3.000%	01/25/62	1,000,000	956,680
RMF Proprietary Issuance Trust, Series 2022-1, Class M1 (a)(d)(e)	3.000%	01/25/62	1,600,000	1,416,038

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 3.6% (Continued)
RMF Proprietary Issuance Trust, Series 2022-1, Class M2 (a)(d)(e)	3.000%	01/25/62	$4,000,000	$3,277,460
				52,301,951
Hospitality - 4.1%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* 1MO LIBOR + 125) (a)(d)	1.647%	07/16/35	4,700,000	4,651,287
BX Trust, Series 2018-GW, Class C (d)	1.411%	05/15/37	2,500,000	2,462,274
BX Trust, Series 2018-GW, Class E (1* 1MO LIBOR + 197) (a)(d)	2.161%	05/15/37	5,000,000	4,874,318
Champlain Housing Mortgage Trust, Series 2017-COSMO, Class B (1* 1MO LIBOR + 140) (a)(d)	1.591%	11/17/36	3,600,000	3,581,854
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class D (1* 1MO LIBOR + 225) (a)(d)	2.441%	11/15/36	4,900,000	4,869,393
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class A (1* 1MO LIBOR + 93) (a)(d)	1.121%	11/17/36	4,000,000	3,984,975
Extended Stay America Trust, Series 2021-ESH, Class F (1* 1MO LIBOR + 370) (a)(d)	4.097%	07/15/38	6,173,008	6,033,139
Fontainebleau Miami Beach, Series 2019-FBLU, Class C (d)	3.750%	12/12/36	2,000,000	1,952,576
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1* 1MO LIBOR + 125) (a)(d)	1.647%	07/16/35	4,573,863	4,504,821
Hawaii Hotel Trust, Series 2019-MAUI, Class A (1* 1MO LIBOR + 115) (a)(d)	1.341%	05/17/38	2,245,000	2,225,317
Motel 6 Trust, Series 2021-MTL6, Class A (d)	1.297%	09/15/38	3,784,508	3,729,574
Motel 6 Trust, Series 2021-MTL6, Class E (d)	3.097%	09/15/38	9,798,512	9,577,609
Motel 6 Trust, Series 2021-MTL6, Class F (d)	3.947%	09/15/38	5,849,167	5,705,243
Motel 6 Trust, Series 2021-MTL6, Class G (d)	5.097%	09/15/38	2,523,005	2,478,142
				60,630,522
Industrial - 2.2%
BX Commercial Mortgage, Series 2021-VOLT, Class D (d)	2.047%	09/15/36	14,500,000	13,977,115

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Industrial - 2.2% (Continued)
BX Commercial Mortgage, Series 2021-VOLT, Class E (d)	2.397%	09/15/36	$600,000	$577,219
BX Commercial Mortgage, Series 2021-VOLT, Class F (a)(d)	2.797%	09/15/36	3,000,000	2,893,633
Cold Storage Trust, Series 2020-ICE5, Class E (1* 1MO LIBOR + 277) (a)(d)	3.162%	11/16/37	2,457,476	2,429,837
Credit Suisse First Boston, Series 2020-UNFI, Class A (d)	4.168%	12/06/22	10,400,000	10,353,744
SMR Mortgage Trust, Series 2022-IND, Class D (d)	4.010%	02/25/39	1,736,263	1,713,194
				31,944,742
Manufactured Housing - 0.1%
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (a)(d)	5.985%	11/25/44	1,100,000	1,088,490

Mixed-Use - 0.3%
20 Times Square Trust, Series 2018-20TS, Class B (a)(d)	3.100%	05/17/35	4,400,000	4,311,082

Multifamily - 7.4%
BX Commercial Mortgage Trust, Series 2021-MFM1, Class D (1* 1MO LIBOR + 150) (a)(d)	1.691%	01/15/34	2,000,000	1,905,759
FHLMC, Series 2021-MN1, Class M-1 (1* SOFR30A + 200) (a)(d)	2.099%	01/25/51	10,956,026	10,589,490
FHLMC, Series 2021-MN3, Class M1 (d)	2.399%	11/25/51	9,563,640	9,263,523
FNMA, Series 2021-MN2, Class M-1 (d)	1.899%	07/25/41	11,358,578	10,814,037
Freedom Mortgage Trust, Series 2017-KF39, Class B (1* 1MO LIBOR + 250) (a)(d)	2.741%	11/25/24	3,844,388	3,820,185
Freedom Mortgage Trust, Series 2018-KF45, Class B (d)	2.057%	03/25/25	1,817,235	1,767,430
Freedom Mortgage Trust, Series 2018-KF53, Class B (1* 1MO LIBOR + 205) (a)(d)	2.157%	10/27/25	2,256,550	2,235,256
Freedom Mortgage Trust, Series 2019-KF62, Class B (d)	1.567%	04/25/26	3,801,194	3,707,053

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 7.4% (Continued)
Freedom Mortgage Trust, Series 2019-KF61, Class B (1* 1MO LIBOR + 220) (a)(d)	2.441%	03/25/29	$3,224,213	$3,195,996
FREMF Mortgage Trust, Series 2018-KF42, Class B (d)	2.307%	12/25/24	968,352	936,215
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* 1MO LIBOR + 215) (a)(d)	2.257%	02/25/25	1,494,342	1,481,193
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* 1MO LIBOR + 215) (a)(d)	2.257%	01/25/28	2,840,763	2,740,140
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* 1MO LIBOR + 190) (a)(d)	2.007%	07/25/28	2,976,262	2,921,358
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* 1MO LIBOR + 225) (a)(d)	2.491%	01/25/29	7,190,589	7,055,641
FREMF Mortgage Trust, Series 2019-KF59, Class B (d)	2.591%	02/25/29	1,527,665	1,500,168
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* 1MO LIBOR + 225) (a)(d)	2.491%	08/25/29	6,135,548	6,066,614
Multi Family Connecticut Avenue, Series 2019-01, Class M-7 (1* 1MO LIBOR + 170) (a)(d)	2.157%	10/15/49	3,403,517	3,337,684
Multi Family Connecticut Avenue, Series 2019-01, Class M10 (1* 1MO LIBOR + 325) (a)(d)	3.707%	10/15/49	6,000,000	5,676,266
Multi Family Connecticut Avenue, Series 2019-01, Class B-10 (1* 1MO LIBOR + 550) (a)(d)	5.957%	10/15/49	3,000,000	2,820,957
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1* 1MO LIBOR + 195) (a)(d)	2.137%	03/25/50	2,530,607	2,478,678
Multi Family Connecticut Avenue, Series 2020-01, Class M-10 (1* 1MO LIBOR + 375) (a)(d)	3.937%	03/25/50	20,556,000	19,774,227
Multi Family Connecticut Avenue, Series 2020-01, Class CE (1* 1MO LIBOR + 750) (a)(d)	7.687%	03/25/50	1,500,000	1,499,989

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 7.4% (Continued)
Multifamily Structured Credit Risk, Series 2021-MN3, Class B1 (d)	6.949%	11/25/51	$2,500,000	$2,410,749
				107,998,608
Non-Agency MBS CMO - 0.4%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3	1.649%	02/25/50	2,629,507	2,605,545
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR30A + 130) (a)(d)	1.399%	02/26/71	2,181,149	2,156,735
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR30A + 180) (a)(d)	1.899%	02/26/71	1,646,233	1,602,014
				6,364,294
Non-Performing Loan - 0.1%
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (d)	3.086%	11/25/50	1,662,000	1,626,151

Non-QM - 0.3%
Angel Oak Mortgage Trust, Series 2019-1, Class B1 (d)	5.400%	11/25/48	5,250,000	5,092,056
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	2.019%	08/25/34	5,294	5,372
				5,097,428
Office - 0.3%
Drop Mortgage Trust, Series 2021-FILE, Class C (1* 1MO LIBOR + 225) (a)(d)	2.650%	04/15/26	4,600,000	4,438,258

Residential Transition Loan - 6.1%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (d)	3.280%	03/25/25	6,275,000	6,162,470
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (d)	5.610%	03/25/25	9,500,000	9,365,476
Antler Mortgage Trust, Series 2021-RTL1, Class M (a)(d)	5.438%	05/25/25	16,188,000	15,708,809

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 6.1% (Continued)
Colony American Finance Ltd., Series 2021-RTL1, Class A2 (d)	3.104%	03/26/29	$7,500,000	$7,036,497
LHOME Mortgage Trust, Series 2019-RTL3, Class M (d)	5.682%	07/25/24	3,500,000	3,452,085
LHOME Mortgage Trust, Series 2021-RTL3, Class A2 (d)	3.228%	09/25/26	8,250,000	7,845,889
LHOME Mortgage Trust, Series 2021-RTL1, Class M (a)(d)	4.458%	09/25/26	5,750,000	5,350,871
LHOME Mortgage Trust, Series 2021-RTL3, Class M (d)	5.193%	09/25/26	5,000,000	4,760,846
LHOME Mortgage Trust, Series 2022-RTL1, Class M (d)	6.900%	02/25/27	7,250,000	7,176,053
New York Mortgage Trust, Series 2022-BPL1, Class A2 (d)	4.948%	11/25/27	5,500,000	5,383,832
ROC Securities Trust, Series 2021-RTL1, Class A2 (d)	3.351%	08/25/26	3,200,000	3,036,568
ROC Securities Trust, Series 2021-RTL1, Class M (d)	5.682%	08/25/26	6,745,000	6,414,268
Toorak Mortgage Corp., Series 2022-1, Class A2 (d)	4.948%	03/25/29	8,000,000	7,999,000
				89,692,664
Retail - 3.6%
BB-UBS Trust, Series 2012-SHOW, Class A (d)	3.430%	11/05/36	5,000,000	4,938,311
BX Trust, Series 2021-VIEW, Class E (d)	3.997%	06/15/36	5,840,500	5,634,478
BX Trust, Series 2018-EXCL, Class A (1* 1MO LIBOR + 109) (a)(d)	1.485%	09/15/37	6,830,429	6,753,819
BX Trust, Series 2018-EXCL, Class B (d)	1.516%	09/15/37	574,726	555,305
BX Trust, Series 2018-EXCL, Class C (d)	2.166%	09/15/37	11,701,072	11,159,826
Citigroup Commercial Mortgage, Series 2017-MDRB, Class A (1* 1MO LIBOR + 110) (a)(d)	1.497%	07/15/30	190,335	189,917
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1* 1MO LIBOR + 325) (a)(d)	3.647%	07/15/30	9,650,000	9,614,802
Credit Suisse First Boston, Series 2018-SITE, Class C (a)(d)	4.782%	04/17/36	4,575,000	4,447,776

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Retail - 3.6% (Continued)
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* 1MO LIBOR + 180) (a)(d)	2.197%	02/15/40	$2,318,006	$2,265,763
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* 1MO LIBOR + 250) (a)(d)	2.897%	02/15/40	1,704,416	1,670,280
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* 1MO LIBOR + 365) (d)	4.047%	02/15/40	6,226,800	6,109,875
				53,340,152
Single Family Rental - 2.3%
American Homes 4 Rent, Series 2015-SFR2, Class D (d)	5.036%	10/18/52	1,171,000	1,185,693
AMSR Trust, Series 2020-SFR2, Class G (d)	4.000%	07/17/37	500,000	477,610
Colony American Finance Ltd., Series 2020-4, Class B (d)	1.707%	12/15/52	4,750,000	4,340,035
Home Partners of America Trust, Series 2021-2, Class D (d)	2.652%	12/17/26	6,455,990	5,902,081
Progress Residential Trust, Series 2021-SFR1, Class B (d)	1.303%	04/17/38	2,500,000	2,251,700
Progress Residential Trust, Series 2021-SFR1, Class E (d)	2.106%	04/17/38	1,900,000	1,667,064
Star Trust, Series 2021-SFR1, Class E (1* 1MO LIBOR + 170) (a)(d)	2.142%	04/17/38	18,300,000	17,680,754
				33,504,937
Small Business - 5.1%
Credibility Asset Securitization, Series 2021-1A, Class A (d)	2.390%	04/15/26	8,000,000	7,726,195
Credibility Asset Securitization, Series 2021-1A, Class C (d)	3.380%	04/15/26	1,375,000	1,330,412
Credibility Asset Securitization, Series 2021-1A, Class B (d)	5.930%	04/15/26	2,676,000	2,607,585
FORA Financial Asset Securitization, Series 2021-1A, Class A (d)	2.620%	05/15/27	11,000,000	10,584,020
FORA Financial Asset Securitization, Series 2021-1A, Class B (d)	2.970%	05/15/27	2,600,000	2,487,100
FORA Financial Asset Securitization, Series 2021-1A, Class C (d)	3.850%	05/15/27	3,000,000	2,871,094

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 5.1% (Continued)
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (a)(d)	2.950%	02/25/44	$950,157	$946,042
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(d)	4.250%	02/25/44	2,090,346	2,086,825
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (a)(d)	2.600%	12/25/44	2,625,172	2,611,296
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (d)	2.280%	05/17/27	3,500,000	3,299,110
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (d)	2.970%	05/17/27	3,250,000	3,066,988
OnDeck Asset Securitization Trust, Series 2021-1A, Class D (d)	4.940%	05/17/27	5,000,000	4,744,909
Small Business Lending Trust, Series 2019-A, Class C (d)	4.310%	07/15/26	6,113,449	6,121,697
Small Business Lending Trust, Series 2019-A, Class D (d)	6.300%	07/15/26	5,000,000	4,981,585
Small Business Lending Trust, Series 2020-A, Class B (d)	3.200%	12/15/26	7,441,288	7,440,121
Small Business Lending Trust, Series 2020-A, Class C (d)	5.010%	12/15/26	12,550,000	12,407,042
				75,312,021
Student Loan - 0.9%
College Ave Student Loans, Series 2018-A, Class B (d)	4.750%	12/26/47	1,073,586	1,067,278
College Ave Student Loans, Series 2018-A, Class C (d)	5.500%	12/26/47	654,601	646,154
College Ave Student Loans, Series 2019-A, Class C (d)	4.460%	12/28/48	3,318,292	3,276,993
College Ave Student Loans, Series 2021-A, Class B (d)	2.320%	07/25/51	2,500,000	2,354,060
College Ave Student Loans, Series 2021-A, Class D (d)	4.120%	07/25/51	1,250,000	1,192,599
CommonBond Student Loan Trust, Series 2017-BGS, Class C (d)	4.440%	09/25/42	83,852	84,239

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 0.9% (Continued)
Earnest Student Loan Program, LLC, Series 2016-D, Class R (d)(e)(f)	0.000%	01/25/41	$5,000	$0
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (d)	3.000%	10/25/48	1,842,378	1,782,326
Prodigy Finance, Series 2021-1A, Class A (d)	1.707%	07/25/51	2,082,022	2,077,679
				12,481,328
Unsecured Consumer - 15.5%
Avant Loans Funding Trust, Series 2021-REV1, Class C (d)	2.300%	07/15/30	10,750,000	10,138,592
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class C (d)	4.660%	07/15/26	8,446,437	8,456,060
Consumer Loan Underlying Bond Credit Trust, Series 2019-HP1, Class B (d)	3.480%	12/15/26	5,000,000	5,003,698
Freedom Financial, Series 2019-2, Class C (d)	4.860%	11/18/26	5,310,686	5,313,641
Freedom Financial, Series 2020-FP1, Class B (d)	3.060%	03/18/27	2,838,336	2,838,168
Freedom Financial, Series 2020-FP1, Class C (d)	4.370%	03/18/27	3,250,000	3,240,217
Freedom Financial, Series 2020-2CP, Class B (d)	5.500%	06/18/27	631,316	632,982
Freedom Financial, Series 2020-3FP, Class B (d)	4.180%	09/20/27	201,647	201,737
Freedom Financial, Series 2020-3FP, Class C (d)	6.960%	09/20/27	2,500,000	2,534,485
Freedom Financial, Series 2021-1CP, Class B (d)	1.410%	03/20/28	4,000,000	3,937,584
Freedom Financial, Series 2021-1CP, Class C (d)	2.830%	03/20/28	4,000,000	3,909,928
Freedom Financial, Series 2021-3FP, Class C (d)	1.600%	11/20/28	5,300,000	5,078,391
Freedom Mortgage Trust, Series 2020-2CP, Class C (d)	6.000%	06/18/27	12,585,000	12,681,063
Lendmark Funding Trust, Series 2020-2A, Class C (d)	4.690%	04/21/31	1,000,000	1,000,394
Liberty Lending Services, Series 2021-1A, Class A (d)	1.070%	05/15/29	7,030,171	6,842,730
Liberty Lending Services, Series 2021-1A, Class B (d)	2.170%	05/15/29	3,800,000	3,531,274
Liberty Lending Services, Series 2021-1A, Class C (d)	3.540%	05/15/29	6,700,000	6,206,666

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 15.5% (Continued)
LL ABS Trust, Series 2020-1, Class A (d)	2.330%	07/15/22	$543,167	$543,343
LL ABS Trust, Series 2020-1, Class B (d)	3.790%	03/15/23	8,200,000	8,196,217
LL ABS Trust, Series 2020-1, Class C (d)	6.540%	11/15/23	4,400,000	4,468,544
LL ABS Trust, Series 2019-1, Class C (d)	5.070%	03/15/27	5,141,985	5,155,426
Mariner Finance Issuance Trust, Series 2019-A, Class C (d)	4.010%	07/20/32	2,120,000	2,066,525
Mariner Finance Issuance Trust, Series 2020-A, Class D (d)	5.750%	08/21/34	8,230,000	7,703,791
Mariner Finance Issuance Trust, Series 2021-AA, Class D (d)	4.340%	03/20/36	1,850,000	1,695,769
Oportun Funding XIV, LLC, Series 2021-A, Class C (d)	3.440%	03/08/28	6,950,000	6,737,637
Oportun Funding, LLC, Series 2020-1, Class B (d)	3.450%	05/15/24	4,500,000	4,495,936
Oportun Funding, LLC, Series 2020-1, Class C (d)	5.660%	05/15/24	2,500,000	2,500,817
Oportun Funding, LLC, Series 2022-1, Class C (d)	6.000%	06/15/29	9,000,000	8,970,069
Oportun Funding, LLC, Series 2021-B, Class A (d)	1.470%	05/08/31	3,500,000	3,304,125
Oportun Funding, LLC, Series 2021-B, Class C (d)	3.650%	05/08/31	8,350,000	8,123,214
Oportun Funding, LLC, Series 2021-B, Class D (d)	5.410%	05/08/31	4,160,000	4,007,325
Oportun Funding, LLC, Series 2021-C, Class C (d)	3.610%	10/08/31	3,750,000	3,576,919
Oportun Funding, LLC, Series 2021-C, Class D (d)	5.570%	10/08/31	1,750,000	1,672,012
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CERT (a)(d)	0.000%	07/15/25	81,061,702	799,998
Regional Management Issuance Trust, Series 2020-1, Class A (d)	2.340%	10/15/30	2,000,000	1,938,544
Regional Management Issuance Trust, Series 2020-1, Class B (d)	3.230%	10/15/30	2,500,000	2,410,979

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 15.5% (Continued)
Regional Management Issuance Trust, Series 2021-1, Class B (d)	2.420%	03/17/31	$895,000	$837,161
Regional Management Issuance Trust, Series 2021-1, Class C (d)	3.040%	03/17/31	4,650,000	4,359,782
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (d)	4.000%	07/15/25	626,995	625,924
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (d)	3.750%	11/15/25	451,150	451,813
Upstart Pass Through Trust, Series 2021-ST10, Class A (d)	2.250%	01/20/30	7,057,462	6,773,731
Upstart Pass-Through Trust, Series 2020-ST5, Class A (d)	3.000%	12/20/26	1,614,617	1,575,357
Upstart Pass-Through Trust, Series 2020-ST6, Class A (d)	3.000%	01/20/27	4,355,431	4,263,620
Upstart Pass-Through Trust, Series 2021-ST4, Class A (d)	2.000%	07/20/27	11,716,265	11,316,418
Upstart Pass-Through Trust, Series 2020-ST1, Class A (d)	3.750%	02/20/28	1,377,412	1,373,692
Upstart Pass-Through Trust, Series 2020-ST2, Class A (d)	3.500%	03/20/28	1,374,713	1,368,257
Upstart Pass-Through Trust, Series 2020-ST3, Class A (d)	3.350%	04/20/28	1,683,351	1,672,974
Upstart Pass-Through Trust, Series 2021-1A, Class C (d)	1.750%	10/20/29	3,426,406	3,305,391
Upstart Pass-Through Trust, Series 2021-ST9, Class A (d)	1.700%	11/20/29	4,482,961	4,321,029
Upstart Pass-Through Trust, Series 2022-ST1, Class A (d)	2.600%	03/20/30	3,885,057	3,789,394
Upstart Securitization Trust, Series 2021-ST1, Class A (d)	2.750%	02/20/27	1,775,673	1,743,944
Upstart Securitization Trust, Series 2021-ST2, Class A (d)	2.500%	04/20/27	5,699,250	5,559,630
Upstart Securitization Trust, Series 2019-2, Class B (d)	3.734%	09/20/29	1,466,187	1,467,866

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 86.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 15.5% (Continued)
Upstart Securitization Trust, Series 2019-2, Class C (d)	4.783%	09/20/29	$5,587,000	$5,607,609
Upstart Securitization Trust, Series 2019-3, Class B (d)	3.829%	01/21/30	2,089,767	2,091,998
Upstart Securitization Trust, Series 2021-1, Class B (d)	1.890%	03/20/31	1,850,000	1,801,121
Upstart Securitization Trust, Series 2021-1, Class C (d)	4.060%	03/20/31	1,000,000	947,096
Upstart Securitization Trust, Series 2021-2, Class B (d)	1.750%	06/20/31	3,250,000	3,089,058
				228,257,665

Total Securitized (Cost $1,306,747,750)				$1,273,415,659

Treasury - 5.0%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	0.125%	10/15/23	$10,000,000	$9,691,797
U.S. Treasury Notes (b)	2.750%	11/15/23	10,000,000	10,083,594
U.S. Treasury Notes	2.625%	12/31/23	10,000,000	10,063,672
U.S. Treasury Notes	1.750%	06/30/24	15,000,000	14,783,203
U.S. Treasury Notes	0.375%	09/15/24	10,000,000	9,500,391
U.S. Treasury Notes (b)	0.625%	10/15/24	10,000,000	9,545,703
U.S. Treasury Notes	0.750%	11/15/24	10,000,000	9,558,203
Total Treasury (Cost $75,856,484)				$73,226,563

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Registered Investment Companies - 3.2%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 0.27%(g)(h)	22,633,970	$22,629,444
State Street Navigator Securities Lending Portfolio I, 0.43%(g)(h)	24,473,333	24,473,333
Total Registered Investment Companies (Cost $47,073,924)		$47,102,777

Total Investment Securities - 101.1% (Cost $1,523,234,438)		$1,484,602,723

Liabilities in Excess of Other Assets - (1.1)%		(15,933,701)

Net Assets - 100.0%		$1,468,669,022

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2022. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $23,816,940.
(c)	Percentage rounds to less than 0.1%.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of 3/31/2022 was $1,268,048,447, representing 86.3% of net assets.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2022 was $33,254,385, representing 2.3% of net assets.
(f)	Security is fair valued under procedures established by the Board of Trustees. This security has received its final distribution and is valued at $0, which represents 0.0% of net assets.
(g)	The rate shown is the 7-day effective yield as of March 31, 2022.
(h)	This security was purchased using cash collateral held from securities on loan.

IO -	Interest Only
LIBOR -	London Interbank Offered Rate
NA -	National Association
PO -	Principal Only
SOFR -	Secured Overnight Financing Rate

Diamond Hill Core Bond Fund

Schedule of Investments

March 31, 2022 (Unaudited)

Corporate Credit - 17.1%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 6.1%
Bank of America Corp. (3MO LIBOR + 102) (a)	2.881%	04/24/23	$100,000	$100,028
Bank of America Corp.	1.486%	05/19/24	830,000	817,880
Bank of America Corp. (3MO LIBOR + 97) (a)	3.458%	03/15/25	425,000	427,564
Bank of America Corp. (b)	3.875%	08/01/25	300,000	308,428
Bank of America Corp. (3MO LIBOR + 64) (a)(b)	2.015%	02/13/26	400,000	385,020
Bank of America Corp. (SOFR + 115) (a)	1.319%	06/19/26	150,000	140,576
Bank of America Corp. (SOFR + 91) (a)	1.658%	03/11/27	250,000	233,043
Bank of America Corp. (3MO LIBOR + 158) (a)	3.824%	01/20/28	100,000	101,154
Bank of America Corp. (SOFR + 215) (a)	2.592%	04/29/31	450,000	415,155
Bank of Montreal France (b)	0.949%	01/22/27	630,000	580,216
Bank of NY Mellon Corp.	2.050%	01/26/27	650,000	626,261
Canadian Imperial Bank of Commerce (3MO LIBOR + 79) (a)	2.606%	07/22/23	100,000	100,016
Capital One Financial Corp.	3.750%	07/28/26	100,000	100,490
Capital One Financial Corp.	1.878%	11/02/27	775,000	715,091
Citigroup, Inc (SOFR + 167) (a)	1.678%	05/15/24	500,000	495,897
Citigroup, Inc. (3MO LIBOR + 90) (a)	3.352%	04/24/25	200,000	200,476
Citigroup, Inc. (b)	3.300%	04/27/25	100,000	100,687
Citigroup, Inc. (3MO LIBOR + 125) (a)	1.464%	07/01/26	100,000	100,981
Citigroup, Inc. (3MO LIBOR + 156) (a)	3.887%	01/10/28	500,000	505,625
Citigroup, Inc.	3.070%	02/24/28	800,000	779,167
Citigroup, Inc.	4.125%	07/25/28	150,000	152,270
Citigroup, Inc. (SOFR + 142) (a)	2.976%	11/05/30	180,000	170,732
Citizens Financial Group (b)	2.850%	07/27/26	225,000	221,397
Comerica Bank, Series BKNT (b)	2.500%	07/23/24	250,000	247,078
Cooperative Rabobank UA (c)	2.625%	07/22/24	250,000	247,975
Discover Bank	4.650%	09/13/28	700,000	727,927
Discover Bank	2.700%	02/06/30	250,000	228,824
Discover Financial Services (b)	4.100%	02/09/27	100,000	101,964
Eaton Vance Corp.	3.625%	06/15/23	478,000	483,553
Fifth Third Bancorp	2.375%	01/28/25	275,000	268,749
Fifth Third Bancorp	1.707%	11/01/27	450,000	416,394
First Horizon Bank	5.750%	05/01/30	250,000	282,642
Goldman Sachs Group, Inc.	0.657%	09/10/24	375,000	362,694
Goldman Sachs Group, Inc.	3.500%	01/23/25	405,000	408,397

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 6.1% (Continued)
Goldman Sachs Group, Inc.	3.500%	04/01/25	$250,000	$251,865
Goldman Sachs Group, Inc.	3.500%	11/16/26	350,000	351,455
Goldman Sachs Group, Inc. (SOFR + 79) (a)	1.093%	12/09/26	250,000	228,909
Goldman Sachs Group, Inc.	3.800%	03/15/30	500,000	503,322
Goldman Sachs Group, Inc. (SOFR + 128) (a)	2.615%	04/22/32	800,000	727,089
Huntington Bancshares, Inc.	2.625%	08/06/24	125,000	123,856
JPMorgan Chase & Co. (SOFR + 60) (a)	0.653%	09/16/24	150,000	145,855
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	4.023%	12/05/24	550,000	558,805
JPMorgan Chase & Co. (b)	2.595%	02/24/26	200,000	196,145
JPMorgan Chase & Co. (SOFR + 80) (a)	1.045%	11/19/26	500,000	461,637
JPMorgan Chase & Co. (SOFR + 89) (a)	1.578%	04/22/27	400,000	372,551
JPMorgan Chase & Co.	1.470%	09/22/27	400,000	368,626
JPMorgan Chase & Co. (3MO LIBOR + 134) (a)	3.782%	02/01/28	100,000	101,280
JPMorgan Chase & Co. (3MO LIBOR + 95) (a)	3.509%	01/23/29	100,000	99,538
JPMorgan Chase & Co. (SOFR + 151) (a)	2.739%	10/15/30	100,000	94,492
JPMorgan Chase & Co. (SOFR + 204) (a)(b)	2.522%	04/22/31	750,000	695,264
KeyBank NA (SOFR + 34) (a)	0.423%	01/03/24	500,000	492,645
KeyCorp	2.550%	10/01/29	385,000	364,024
Morgan Stanley (SOFR + 46) (a)	0.529%	01/25/24	500,000	491,865
Morgan Stanley (3MO LIBOR + 85) (a)	3.737%	04/24/24	100,000	100,990
Morgan Stanley (b)	3.700%	10/23/24	100,000	101,795
Morgan Stanley	3.875%	01/27/26	500,000	509,511
Morgan Stanley	3.125%	07/27/26	100,000	99,137
Morgan Stanley	3.625%	01/20/27	100,000	100,860
Morgan Stanley, Series GMTN (SOFR + 114) (a)	2.699%	01/22/31	175,000	164,214
Morgan Stanley (SOFR + 103) (a)(b)	1.794%	02/13/32	500,000	429,963
PNC Bank NA	2.700%	10/22/29	250,000	240,032
PNC Financial Services Group, Inc. (b)	2.600%	07/23/26	250,000	246,282
Regions Financial Corp. (b)	2.250%	05/18/25	275,000	267,622
Royal Bank of Canada (b)	1.150%	06/10/25	365,000	344,465
Royal Bank of Canada	1.150%	07/14/26	200,000	183,331
State Street Corp. (SOFR + 94) (a)	2.354%	11/01/25	175,000	172,492
Toronto-Dominion Bank (The)	0.750%	01/06/26	350,000	320,599
Toronto-Dominion Bank (The)	1.200%	06/03/26	200,000	184,467
Truist Financial Corp. (b)	2.150%	12/06/24	250,000	246,014

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 6.1% (Continued)
Truist Financial Corp. (SOFR + 61) (a)	1.267%	03/02/27	$600,000	$555,615
Truist Financial Corp. (b)	1.887%	06/07/29	500,000	454,464
US Bancorp (b)	2.400%	07/30/24	350,000	347,697
US Bancorp	2.215%	01/27/28	800,000	764,116
Wells Fargo & Co.	3.550%	09/29/25	925,000	936,972
Wells Fargo & Co. (SOFR + 200) (a)	2.188%	04/30/26	275,000	265,277
Wells Fargo & Co. (SOFR + 210) (a)	2.393%	06/02/28	250,000	236,400
Wells Fargo & Co. (b)	3.350%	03/02/33	250,000	242,961
				25,698,850
Basic Industry - 0.3%
FMC Corp.	3.450%	10/01/29	300,000	294,682
Nucor Corp., CV	2.000%	06/01/25	250,000	241,996
PPG Industries, Inc. (b)	2.400%	08/15/24	110,000	108,423
PPG Industries, Inc.	2.550%	06/15/30	300,000	281,327
Sherwin-Williams Co.	2.300%	05/15/30	250,000	228,593
				1,155,021
Brokerage Asset Managers Exchanges - 0.3%
Ameriprise Financial, Inc. (b)	3.000%	04/02/25	250,000	249,041
CBOE Holdings, Inc.	3.650%	01/12/27	100,000	101,755
Charles Schwab Corp. (The)	0.900%	03/11/26	500,000	462,259
International Exchange, Inc.	0.700%	06/15/23	275,000	270,918
				1,083,973
Capital Goods - 0.4%
Carrier Global Corp. (b)	2.700%	02/15/31	250,000	233,288
General Electric Capital Corp.	6.750%	03/15/32	162,000	204,079
Johnson Controls International (b)	2.000%	09/16/31	500,000	438,902
L3 Harris Technologies, Inc.	3.850%	12/15/26	50,000	50,974
Lennox International, Inc.	3.000%	11/15/23	100,000	100,111
Republic Services, Inc. (b)	2.500%	08/15/24	200,000	197,874
Waste Management, Inc.	1.150%	03/15/28	300,000	268,111
				1,493,339
Communications - 1.4%
American Tower Corp. (b)	1.450%	09/15/26	300,000	273,719
American Tower Corp.	3.800%	08/15/29	100,000	99,513
American Tower Corp.	2.100%	06/15/30	100,000	87,211

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Communications - 1.4% (Continued)
AT&T, Inc.	2.300%	06/01/27	$650,000	$619,302
AT&T, Inc.	2.550%	12/01/33	114,000	101,283
AT&T, Inc.	4.500%	05/15/35	100,000	105,935
British Telecommunications plc (b)(c)	3.250%	11/08/29	275,000	260,586
Comcast Corp.	3.950%	10/15/25	750,000	774,534
Comcast Corp. (b)	2.650%	02/01/30	100,000	95,989
Comcast Corp. (b)	1.950%	01/15/31	250,000	225,521
Comcast Corp.	3.969%	11/01/47	144,000	146,291
Deutsche Telekom International Finance BV (c)	4.750%	06/21/38	100,000	107,820
Magallanes Inc. (c)	4.054%	03/15/29	300,000	301,488
Twenty-First Century Fox, Inc.	4.030%	01/25/24	50,000	51,045
Verizon Communications, Inc. (3MO LIBOR + 110) (a)(b)	1.606%	05/15/25	100,000	101,273
Verizon Communications, Inc.	4.125%	03/16/27	100,000	103,944
Verizon Communications, Inc. (b)	3.000%	03/22/27	120,000	118,598
Verizon Communications, Inc.	1.750%	01/20/31	500,000	435,935
Verizon Communications, Inc. (c)	2.355%	03/15/32	1,237,000	1,117,277
Verizon Communications, Inc.	2.987%	10/30/56	143,000	117,701
Walt Disney Co. (The)	1.750%	08/30/24	175,000	171,851
Walt Disney Co. (The) (b)	2.000%	09/01/29	550,000	508,482
Walt Disney Co. (The) (b)	3.800%	03/22/30	100,000	103,925
				6,029,223
Consumer Cyclical - 1.1%
BMW US Capital, LLC (b)(c)	3.900%	04/09/25	300,000	306,086
CVS Health Corp.	3.750%	04/01/30	500,000	508,745
CVS Health Corp.	5.050%	03/25/48	250,000	283,123
Daimler Finance, LLC (c)	1.750%	03/10/23	275,000	273,667
Expedia Group, Inc. (b)	4.625%	08/01/27	300,000	311,624
Ford Motor Co.	4.346%	12/08/26	100,000	100,608
General Motors Financial Co., Inc.	4.300%	07/13/25	700,000	710,431
General Motors Financial Co., Inc. (b)	4.000%	10/06/26	100,000	100,309
Honda Motor Co.	2.534%	03/10/27	200,000	193,595
Lowes Cos., Inc.	1.700%	09/15/28	450,000	407,265
Lowes Cos., Inc. (b)	2.625%	04/01/31	300,000	281,194

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical - 1.1% (Continued)
Ross Stores Inc	1.875%	04/15/31	$400,000	$347,766
Toyota Motor Credit Corp. (b)	0.500%	06/18/24	500,000	477,263
Toyota Motor Credit Corp.	0.800%	01/09/26	300,000	277,528
Walgreens Boots Alliance, Inc. (b)	3.200%	04/15/30	250,000	243,721
				4,822,925
Consumer Non-Cyclical - 1.2%
Abbott Laboratories (b)	4.750%	11/30/36	100,000	116,207
AbbVie, Inc.	2.950%	11/21/26	335,000	331,851
AbbVie, Inc.	4.550%	03/15/35	100,000	107,351
Amgen, Inc. (b)	1.900%	02/21/25	310,000	301,338
Amgen, Inc. (b)	3.000%	02/22/29	500,000	490,835
Anheuser-Busch Cos., LLC	4.700%	02/01/36	800,000	858,013
Anheuser-Busch InBev SA/NV	4.750%	01/23/29	100,000	108,418
Anheuser-Busch InBev SA/NV (b)	3.500%	06/01/30	300,000	304,299
Baxter International, Inc. (c)	1.915%	02/01/27	300,000	280,344
Bristol-Myers Squibb Co.	2.950%	03/15/32	300,000	293,468
Kroger Co. (The)	2.650%	10/15/26	100,000	97,486
Kroger Co. (The)	2.200%	05/01/30	125,000	114,115
Kroger Co. (The)	1.700%	01/15/31	550,000	477,139
Laboratory Corp. of American Holdings	1.550%	06/01/26	375,000	349,174
Mondelez International, Inc. (b)(c)	1.250%	09/24/26	300,000	275,247
Mondelez International, Inc.	3.000%	03/17/32	300,000	289,524
Zoetics, Inc., Series 4006	2.000%	05/15/30	525,000	470,772
				5,265,581
Electric - 1.4%
Ameren Corp.	2.500%	09/15/24	130,000	128,250
American Electric Power, Inc. (b)	1.000%	11/01/25	500,000	462,724
CMS Energy Corp.	2.950%	02/15/27	100,000	96,911
Dominion Energy, Inc. (b)	1.450%	04/15/26	750,000	697,345
DTE Energy Co., Series C	2.529%	10/01/24	150,000	147,493
DTE Energy Co., Series E (b)	2.850%	10/01/26	100,000	97,749
DTE Energy Co., Series H	2.950%	03/01/30	125,000	118,978
Duke Energy Indiana, LLC	2.750%	04/01/50	370,000	311,596
Duke Energy Progress, Inc. (b)	2.000%	08/15/31	600,000	536,871
Georgia Power Co., Series 2020-A	2.100%	07/30/23	230,000	228,652

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 1.4% (Continued)
MidAmerican Energy Co.	3.650%	04/15/29	$350,000	$359,748
Northern States Power Co. of Wisconsin (b)	2.250%	04/01/31	500,000	460,635
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	484,597
PECO Energy Co.	3.000%	09/15/49	200,000	179,819
PPL Electric Utilities Corp.	3.000%	10/01/49	160,000	140,541
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	95,692
Southwestern Electric Power Co.	2.750%	10/01/26	100,000	97,584
WEC Energy Group, Inc.	0.800%	03/15/24	700,000	671,726
Wisconsin Power & Light Co. (b)	1.950%	09/16/31	800,000	710,985
				6,027,896
Energy - 0.6%
BP Capital Markets plc	3.194%	04/06/25	175,000	176,258
Coterra Energy, Inc. (c)	3.900%	05/15/27	100,000	100,728
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	199,703
Energy Transfer Operating LP	4.500%	04/15/24	75,000	76,738
Exxon Mobil Corp.	2.992%	03/19/25	240,000	241,073
Helmerich & Payne, Inc. (c)	2.900%	09/29/31	650,000	594,360
Phillips 66 Partners LP	3.700%	04/06/23	250,000	253,476
Phillips 66 Partners LP	2.450%	12/15/24	100,000	98,271
Phillips 66 Partners LP	3.550%	10/01/26	100,000	99,933
Royal Dutch Shell plc	2.375%	11/07/29	320,000	303,098
Shell International Finance BV	6.375%	12/15/38	73,000	96,541
Suncor Energy, Inc.	2.800%	05/15/23	300,000	300,443
Total Capital International SA	2.829%	01/10/30	120,000	117,216
				2,657,838
Insurance - 1.7%
Athene Global Funding (c)	2.500%	01/14/25	225,000	218,373
Berkshire Hathaway Financial Corp.	4.400%	05/15/42	135,000	145,399
Equitable Financial Life (c)	1.800%	03/08/28	609,000	547,747
Lincoln National Corp.	3.625%	12/12/26	100,000	101,565
MassMutual Global Funding (c)	1.200%	07/16/26	400,000	369,269
MassMutual Global Funding (c)	2.150%	03/09/31	500,000	451,357
Met Life Global Funding I (b)(c)	1.550%	01/07/31	900,000	777,624
New York Life Global Funding (c)	2.900%	01/17/24	100,000	100,181
New York Life Global Funding (c)	2.350%	07/14/26	50,000	48,523

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 1.7% (Continued)
New York Life Global Funding (b)(c)	1.200%	08/07/30	$1,250,000	$1,047,389
Pacific Life Global Fund II (c)	1.450%	01/20/28	500,000	440,977
Pricoa Global Funding (c)	3.450%	09/01/23	160,000	161,912
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	492,189
Principal Life Global Funding II (c)	0.875%	01/12/26	500,000	456,345
Progressive Corp.	3.200%	03/26/30	240,000	237,863
Protective Life Global Funding (c)	1.900%	07/05/28	650,000	585,052
Protective Life Global Funding (c)	1.737%	09/21/30	1,100,000	956,584
				7,138,349
Natural Gas - 0.1%
Atmos Energy Corp. (b)	2.625%	09/15/29	310,000	295,102

Other Utility - 0.2%
American Water Capital Corp.	2.800%	05/01/30	300,000	287,399
American Water Capital Corp. (b)	2.300%	06/01/31	825,000	752,425
				1,039,824
REITS - 1.0%
Alexandria Real Estate Equities, Inc. (b)	3.950%	01/15/28	100,000	102,107
American Campus Communities, Inc.	3.750%	04/15/23	309,000	312,105
American Campus Communities, Inc.	3.625%	11/15/27	100,000	99,141
American Homes 4 Rent	4.250%	02/15/28	100,000	101,495
Boston Properties LP	2.750%	10/01/26	50,000	48,667
CubeSmart LP	3.125%	09/01/26	50,000	49,499
CubeSmart LP	2.250%	12/15/28	500,000	454,038
CubeSmart LP	3.000%	02/15/30	280,000	267,937
CubeSmart LP	2.000%	02/15/31	200,000	174,004
ERP Operating LP (b)	2.850%	11/01/26	100,000	98,003
ERP Operating LP (b)	2.500%	02/15/30	150,000	141,342
Life Storage LP	3.875%	12/15/27	100,000	101,132
Public Storage (b)	1.850%	05/01/28	800,000	735,573
Realty Income Corp.	3.875%	04/15/25	100,000	101,567
Realty Income Corp.	0.750%	03/15/26	625,000	565,044
Realty Income Corp. (b)	3.000%	01/15/27	100,000	98,462
Spirit Realty LP	4.450%	09/15/26	100,000	103,023
Spirit Realty LP	2.100%	03/15/28	250,000	226,341

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
REITS - 1.0% (Continued)
Spirit Realty LP	4.000%	07/15/29	$60,000	$60,634
Spirit Realty LP	3.200%	02/15/31	250,000	238,598
				4,078,712
Technology - 0.5%
Apple, Inc. (b)	2.200%	09/11/29	250,000	238,265
Apple, Inc.	1.650%	05/11/30	300,000	271,915
Dell International, LLC/EMC Corp.	5.300%	10/01/29	100,000	108,925
Fidelity National Information Services (b)	1.650%	03/01/28	300,000	268,425
HP, Inc.	4.000%	04/15/29	300,000	298,880
Oracle Corp.	2.800%	04/01/27	300,000	287,134
Oracle Corp.	2.300%	03/25/28	300,000	274,012
Oracle Corp. (b)	3.250%	05/15/30	500,000	473,881
				2,221,437
Transportation - 0.8%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	08/15/27	132,363	135,346
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	344,025	326,474
CSX Corp.	4.250%	11/01/66	100,000	103,944
FedEx Corp.	2.400%	05/15/31	500,000	456,400
FedEx Corp., CV	1.875%	02/20/34	482,890	439,714
Kirby Corp.	4.200%	03/01/28	100,000	98,576
Norfolk Southern Corp. (b)	3.000%	03/15/32	600,000	584,698
Ryder System, Inc.	2.850%	03/01/27	500,000	484,837
Southwest Airlines Co. (b)	3.000%	11/15/26	100,000	97,854
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	28,083	28,646
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	17,807	17,802
United Airlines Pass-Through Trust, Series 2020-1, Class B	4.875%	07/15/27	432,000	426,361

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Corporate Credit - 17.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.8% (Continued)
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	$262,521	$271,732
				3,472,384

Total Corporate Credit (Cost $76,766,678)				$72,480,454

Government Related - 0.2%	Coupon	Maturity	Shares / Par Value	Fair Value
Government Owned, No Guarantee - 0.2%
Tennessee Valley Authority (Cost $769,314)	4.625%	09/15/60	$525,000	$690,690

Securitized - 59.7%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.1%
BXG Receivables, Series 2018-A, Class C (c)	4.440%	02/02/34	$278,160	$277,127
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	1,000,000	924,175
Diamond Resorts Owner Trust, Series 2019-1, Class B (c)	3.530%	02/20/32	92,256	91,346
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	466,253	447,370
Diamond Resorts Owner Trust, Series 2021-1A, Class C (c)	2.700%	11/21/33	279,752	271,288
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(c)	4.450%	01/25/26	1,250,000	1,204,854
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (c)	3.620%	07/25/26	1,250,000	1,171,252
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/26/26	1,000,000	925,029
Gold Key Resorts, LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	12,334	12,300
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	59,968	58,929
GoodGreen Trust, Series 2020-1A, Class A (c)	2.630%	04/15/55	346,352	325,503
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	101,082	99,835
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	240,633	217,281
Helios Issuer, LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	561,097	522,469

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.1% (Continued)
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	$112,442	$111,978
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	172,355	170,151
Hero Funding Trust, Series 2016-3B, Class B (c)	5.240%	09/20/42	11,818	11,761
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	160,528	159,105
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	76,398	75,056
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	142,378	140,027
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	55,356	55,897
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	446,600	435,283
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	593,396	562,553
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	574,449	524,887
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	924,304	842,041
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	839,292	777,876
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	144,797	143,777
Mosaic Solar Loans, LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	82,699	82,721
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	49,005	49,249
Mosaic Solar Loans, LLC, Series 2020-1, Class A (c)	2.100%	04/20/46	322,973	305,122
MVW Own Trust, Series 2021-1WA, Class C (c)	1.940%	01/22/41	507,327	480,591
NRZ Excess Spread Collateralization, Series 2021-GNT1, Class A (c)	3.474%	11/25/26	723,599	695,297

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.1% (Continued)
Ocwen Master Advance Receivables, Series 2020-T1, Class A-T1 (c)	1.300%	08/15/52	$627,684	$627,702
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1* 1MO LIBOR + 265) (a)(c)	3.107%	08/25/23	1,000,000	990,130
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	337,057	329,318
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	25,566	25,114
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	38,110	38,737
SPS Servicer Advance Receivables, Series 2020-T1, Class DT1 (c)	2.370%	11/15/52	132,667	131,696
SPS Servicer Advance Receivables, Series 2020-T2, Class D (c)	3.160%	11/15/55	494,000	444,026
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	1,069,792	1,001,482
TES, LLC, Series 2017-1, Class A (c)	4.330%	10/20/47	284,059	279,915
Westgate Resorts, Series 2020-1, Class B (c)	3.963%	03/20/34	626,624	628,993
Westgate Resorts, Series 2020-1A, Class C (c)	6.213%	03/20/34	861,608	880,876
				17,550,119
Agency CMBS - 2.3%
FARM Mortgage Trust, Series 2021-1, Class A (c)	2.180%	01/25/51	5,859,991	5,617,393
FNMA, Pool #FN AN3047	2.370%	10/01/26	125,365	123,198
FNMA, Pool #FN BM6011	3.353%	11/01/26	842,709	854,703
FNMA, Series 2019-M21, Class 1A1	1.950%	04/25/28	490,455	478,603
FNMA, Pool #FN AN3598	2.550%	12/01/28	269,599	265,210
FNMA, Pool #FN BL4548	2.430%	10/01/29	190,385	185,261
FNMA, Pool #FN 464107	4.820%	12/01/29	115,713	122,653
FNMA, Pool #FN AM9491	3.550%	08/01/30	169,750	175,788
FNMA, Pool #FN AN6149	3.140%	07/01/32	750,000	756,085
FNMA, Pool #FN AN7612	3.280%	12/01/32	250,000	255,317
FNMA, Pool #FN 469130	4.870%	10/01/41	125,887	133,935
FNMA, Pool #FN AM5015	4.940%	12/01/43	749,333	821,939
				9,790,085

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 16.4%
FHLMC, Pool #FG S20432 (1* 1MO LIBOR + 30) (a)	0.697%	05/15/28	$56,544	$56,098
FHLMC, Series 4847, Class CV	3.500%	02/15/30	408,850	412,014
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	126,902	142,021
FHLMC, Series 4265, Class FD (1* 1MO LIBOR + 40) (a)	0.797%	01/15/35	254,275	254,831
FHLMC, Series 2006-71, Class ZH	6.000%	07/25/36	297,397	327,590
FHLMC, Series 4613, Class AF (1* 1MO LIBOR + 110) (a)	1.497%	11/15/37	86,323	86,582
FHLMC, Series 3605, Class PB	4.500%	11/15/39	70,374	73,207
FHLMC, Series 3617, Class PC	4.500%	12/15/39	85,584	89,060
FHLMC, Series 3740, Class FC (1* 1MO LIBOR + 50) (a)	0.897%	10/15/40	81,502	82,163
FHLMC, Series 3759, Class ME	4.000%	11/15/40	542,353	564,611
FHLMC, Series 3811, Class TA	5.000%	02/15/41	262,142	280,750
FHLMC, Series 3895, Class BF (1* 1MO LIBOR + 50) (a)	0.897%	07/15/41	83,760	84,488
FHLMC, Series 4074, Class JY	2.500%	07/15/42	475,000	454,578
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	145,088	139,228
FHLMC, Series 4183, Class NQ	3.000%	03/15/43	3,123,430	3,030,148
FHLMC, Series 4210, Class Z	3.000%	05/15/43	324,537	309,538
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	1,432,935	1,479,433
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	255,566
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	982,446
FHLMC, Series 4673, Class PH	3.500%	01/15/45	314,745	317,204
FHLMC, Series 4473, Class Z	3.000%	05/15/45	392,707	371,078
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,365,041	1,350,968
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,385,000	1,366,812
FHLMC, Series 4857, Class H	4.000%	11/15/46	435,892	442,774
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	433,167
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	2,034,688	2,031,423
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	2,668,303	2,692,637
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	1,068,722	1,089,272
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	673,744
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	1,009,273

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 16.4% (Continued)
FHLMC, Series 5011, Class DB	2.000%	09/25/50	$262,000	$200,753
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	812,661	833,068
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	120,000	122,610
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	179,944	197,437
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	61,395	58,290
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	57,563	63,670
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	113,418	129,400
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	244,941	278,212
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	141,135	150,049
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	260,231	278,896
FNMA, Series 2006-56, Class DC (1* 1MO LIBOR + 65) (a)	1.107%	07/25/36	488,817	492,514
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	86,502	91,957
FNMA, Series 2007-95, Class A3	0.358%	08/27/36	1,600,000	1,449,789
FNMA, Series 2006-108, Class FD (1* 1MO LIBOR + 38) (a)	0.837%	11/25/36	119,892	120,103
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	113,163	118,094
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	184,677	195,697
FNMA, Series 2009-103, Class MB	1.996%	12/25/39	37,841	39,331
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	197,770	212,517
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	606,546
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	337,825
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	680,299	692,272
FNMA, Series 2012-9, Class FC (1* 1MO LIBOR + 40) (a)	0.857%	02/25/42	118,816	119,149
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	396,535	383,988
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	1,677,989	1,686,132
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	199,180	187,552
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	707,149	766,904
FNMA, Series 411, Class A3	3.000%	08/25/42	104,288	102,544
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	329,000	307,358
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	352,000	344,370
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	344,657
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,000,000	950,561
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	49,262	48,070

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 16.4% (Continued)
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	$577,961	$583,263
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	250,000	281,820
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	331,715
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	4,828,670	4,871,889
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	616,901	601,591
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	2,041,387
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	850,000	847,799
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	1,163,430	1,133,646
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	824,098	805,690
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	847,826	835,413
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	553,101	567,265
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	259,672	253,486
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	556,890	574,075
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	1,089,752	1,072,535
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	325,960
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	560,963	523,855
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	136,727
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	2,041,225
FNMA, Series 2021-149, Class ZB	3.000%	08/20/51	438,744	441,189
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	357,063	355,108
GNMA, Series 2018-091, Class VL	3.500%	10/20/29	1,469,179	1,473,812
GNMA, Series 2018-139, Class DV	3.500%	01/20/30	441,662	441,097
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	413,721	448,922
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	214,624	227,361
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	436,000	439,555
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	178,830	192,808
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	107,455	111,514
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	70,635	73,534
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	474,469	461,260
GNMA, Series 2010-105, Class ZC	4.500%	08/16/40	504,747	543,953
GNMA, Series 2013-22, Class GA	2.500%	10/20/41	5,496	5,779
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	318,000	295,378
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	307,899
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	278,859	269,242
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	91,628

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 16.4% (Continued)
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	$532,000	$530,377
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	57,622	52,405
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,864	1,052,963
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	73,998	71,705
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,288,335	1,254,644
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	1,000,000	985,266
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	414,409	417,755
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	284,000	243,828
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	390,875	367,236
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,207,455
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	689,379	680,692
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	188,928	190,644
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	292,266	306,593
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	493,022
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	540,971
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	526,014
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	818,829	790,823
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,730,073
GNMA, Series 2021-146, Class XI	3.500%	08/20/51	2,764,201	395,120
GNMA, Series 2017-H18, Class EB (a)	4.679%	06/20/63	222,208	226,547
GNMA, Series 2014-H14, Class FA (1* 1MO LIBOR + 50) (a)	0.601%	07/20/64	292,206	291,314
GNMA, Series 2014-H15, Class FA (1* 1MO LIBOR + 50) (a)	0.606%	07/20/64	76,590	76,345
GNMA, Series 2016-H11, Class FD (1* 12MO LIBOR + 40) (a)	0.681%	05/20/66	210,774	209,240
GNMA, Series 2017-H16, Class DB (a)	4.422%	08/20/67	54,305	55,312
				69,498,743
Agency MBS CMO Derivatives - 2.1%
FHLMC, Series 3919, Class QS (IO) (-1* 1MO LIBOR + 670) (a)	6.303%	08/15/30	1,555,067	158,279
FHLMC, Series 4214, Class CI (IO)	3.000%	06/15/31	548,509	18,662
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	745,062	26,705
FHLMC, Series 4169, Class SA (IO) (-1.2* 1MO LIBOR + 546) (a)	5.332%	02/15/33	510,917	475,723

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 2.1% (Continued)
FHLMC, Series 226, Class PO (PO) (a)	0.000%	02/01/34	$131,092	$116,783
FHLMC, Series 3107, Class DC (IO) (-1* 1MO LIBOR + 670) (a)	6.303%	06/15/35	1,265,770	42,269
FHLMC, Series 3102, Class TA (IO) (-7.5* 1MO LIBOR + 5250) (a)	7.500%	01/15/36	211,810	224,155
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	86,467	75,062
FHLMC, Series 237, Class S14 (IO) (-1* 1MO LIBOR + 660) (a)	6.203%	05/15/36	339,529	66,590
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	129,703	115,232
FHLMC, Series 379, Class I (PO)	0.000%	05/25/37	45,225	40,246
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	316,227	270,785
FHLMC, Series 4006, Class IA (IO)	4.500%	09/15/41	440,748	43,459
FHLMC, Series 4422, Class DO PO)	0.000%	10/15/41	943,775	817,116
FHLMC, Series 4116, Class LI (IO)	4.500%	02/15/42	1,311,716	157,229
FHLMC, Series 4074, Class SJ (IO) (-1* 1MO LIBOR + 662) (a)	6.223%	07/15/42	850,798	184,252
FHLMC, Class (PO), Pool #S0-6050	0.000%	08/15/42	179,883	150,620
FHLMC, Class (PO), Pool #S0-6829	0.000%	09/15/43	311,262	270,215
FNMA, Series 2012-128, Class EI (IO)	3.500%	11/25/27	343,788	20,799
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	195,726	13,891
FNMA, Series 2004-91, Class SP (IO) (-2.4* 1MO LIBOR + 1680) (a)	15.704%	11/25/31	185,338	215,509
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	433,255	391,645
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	1,474,990	148,227
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	79,405	15,256
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	895,420	83,155
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	743,820	75,891
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	624,097	97,202
FNMA, Series 2005-52, Class JH (IO) (-1* 1MO LIBOR + 660) (a)	6.143%	05/25/35	345,509	38,324
FNMA, Series 378, Class (IO) (a)	5.000%	06/01/35	679,701	105,874
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	448,913	48,072
FNMA, Series 368, Class (IO)	5.000%	02/01/36	523,458	68,101
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	38,494	35,021
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	737,719	131,888

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 2.1% (Continued)
FNMA, Series 2010-44, Class CS (IO) (-1* 1MO LIBOR + 655) (a)	6.093%	05/25/40	$44,998	$7,052
FNMA, Series 2012-63, Class NI (IO)	4.000%	06/25/40	821,840	29,035
FNMA, Series 2011-14, Class PI (IO) (d)	5.000%	06/25/40	1,238	0
FNMA, Series 2012-100, Class MI (IO)	4.500%	12/25/40	51,556	467
FNMA, Series 409, Class C1 (IO)	4.000%	04/01/42	1,072,763	173,217
FNMA, Series 2012-99, Class QS (IO) (-1* 1MO LIBOR + 660) (a)	6.143%	09/25/42	2,097,349	322,394
FNMA, Series 2012-128, Class SH (IO) (-1* 1MO LIBOR + 400) (a)	3.543%	11/25/42	336,024	294,148
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	11,453	8,086
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	1,487,716	96,473
FNMA, Series 2003-W10, Class 3IO (IO) (a)	0.406%	06/25/43	10,179,021	125,667
FNMA, Series 2013-82, Class SB (IO) (-2.67* 1MO LIBOR + 1173) (a)	11.450%	08/25/43	350,236	345,141
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	115,398	99,405
FNMA, Series 2014-42, Class SN (IO) (-1* 1MO LIBOR + 605) (a)	5.593%	07/25/44	445,306	71,266
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	1,278,782	89,636
FNMA, Series 2018-11B, Class QI (IO)	4.000%	01/25/48	2,593,871	269,093
FNMA, Series 2018-01, Class AI (IO)	5.000%	02/25/48	1,965,369	347,390
GNMA, Series 2010-47, Class PX (IO) (-1* 1MO LIBOR + 670) (a)	6.251%	06/20/37	661,217	85,016
GNMA, Series 2012-146, Class AI (IO)	3.000%	10/20/37	1,320,824	47,728
GNMA, Series 2011-139, Class LS (IO)	4.894%	03/16/38	1,704,118	233,618
GNMA, Series 2008-38, Class ID (IO)	6.000%	03/20/38	175,374	10,306
GNMA, Series 2013-124, Class ES (IO) (-1.33* 1MO LIBOR + 867) (a)	8.069%	04/20/39	10,015	10,089
GNMA, Series 2013-147, Class SD (IO) (-1* 1MO LIBOR + 665) (a)	6.201%	12/20/39	1,561,471	243,962
GNMA, Series 2011-21, Class SA (IO) (-1* 1MO LIBOR + 600) (a)	5.569%	02/16/41	1,770,850	269,734
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	197,545	29,552
GNMA, Series 2013-113, Class QS (IO) (-1* 1MO LIBOR + 620) (a)	5.751%	02/20/42	372,739	33,253

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 2.1% (Continued)
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	$81,920	$1,273
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	1,063,268	83,139
GNMA, Series 2016-32, Class MS (IO) (-1* 1MO LIBOR + 605) (a)	5.601%	03/20/46	1,669,629	227,244
GNMA, Series 2019-98, Class BI (IO)	3.000%	06/20/49	847,484	253,318
GNMA, Series 2019-120, Class DI (IO)	3.500%	08/20/49	1,867,570	246,805
GNMA, Series 2012-H02, Class AI (IO) (a)	1.980%	01/20/62	48,096	2,299
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.463%	05/20/63	1,651,533	12,562
GNMA, Series 2016-H20, Class GI (IO) (a)	0.452%	08/20/66	1,299,582	15,497
GNMA, Series 2017-H11, Class PI (IO) (a)	3.713%	04/20/67	13,504	189
GNMA, Series 2017-H22, Class ID (IO) (a)	4.297%	11/20/67	15,748	802
GNMA, Series 2018-H08, Class NI (IO) (a)	0.951%	05/20/68	951,448	20,957
				8,848,050
Agency MBS Passthrough - 1.5%
FHLMC, Pool #FG G14973	4.000%	12/01/28	121,477	126,805
FHLMC, Pool #FG U59010	4.000%	11/01/34	329,978	340,460
FHLMC, Pool #FG G61909	4.500%	12/01/37	455,322	484,103
FHLMC, Pool #FG G06085	6.500%	09/01/38	57,360	63,470
FNMA, Pool #FN 252409	6.500%	03/01/29	67,420	70,989
FNMA, Pool #FN AL5850	3.500%	10/01/29	274,786	283,009
FNMA, Pool #FN AS7287	3.500%	06/01/31	473,111	489,601
FNMA, Pool #FN AL3200	3.500%	02/01/33	313,731	317,734
FNMA, Pool #FN AT7120	3.500%	06/01/33	394,141	399,374
FNMA, Pool #FN AL5166	3.000%	11/01/33	289,279	284,861
FNMA, Pool #FN AL6685	4.000%	01/01/35	501,565	517,244
FNMA, Pool #FN MA2198	3.500%	03/01/35	309,834	313,711
FNMA, Pool #FN MA3050	4.500%	06/01/37	525,584	549,129
FNMA, Pool #FN AS4073	4.000%	12/01/44	196,949	205,878
FNMA, Pool #FN MA2778	3.500%	10/01/46	101,433	100,541
GNMA, Pool #MA5738M	4.000%	02/20/34	238,979	247,118
GNMA, Pool #GN 784279	5.500%	11/15/38	364,872	405,884
GNMA, Pool #711522X	4.500%	07/15/40	272,606	300,750
GNMA, Pool #GN 78541	4.500%	06/15/46	134,447	144,950
GNMA, Pool #G2 784792	4.500%	08/20/49	856,930	876,451
				6,522,062

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ARM - 0.0% (e)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (a)	2.028%	12/25/33	$9,579	$9,670

Auto Loan - 2.5%
ACC Auto Trust, Series 2021-A, Class A (c)	1.080%	04/15/27	378,846	375,345
ACC Trust, Series 2021-1, Class B (c)	1.430%	07/22/24	1,000,000	991,722
CarNow Auto Receivables Trust, Series 2021-1A, Class C (c)	2.160%	02/17/26	750,000	733,669
CIG Auto Receivables Trust, Series 2020-1, Class D (c)	2.350%	01/12/26	300,000	295,298
CIG Auto Receivables Trust, Series 2020-1, Class C (c)	1.750%	02/12/26	460,000	455,712
CPS Auto Trust, Series 2017-D, Class D (c)	3.730%	09/15/23	20,640	20,659
Credit Acceptance Auto Loan Trust, Series 2019-3, Class C (c)	3.060%	03/15/29	400,000	397,265
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C (c)	2.280%	02/15/30	550,000	530,752
Credito RL USA, Series 2021-1, Class A (c)	1.350%	02/16/27	673,335	661,144
FHF Trust, Series 2020-1, Class A (c)	2.590%	12/15/23	121,444	121,563
FHF Trust, Series 2021-1, Class A (c)	1.270%	03/15/27	625,901	609,482
First Help Financial, LLC, Series 2021-2A, Class A (c)	0.830%	12/15/26	904,890	880,072
First Help Financial, LLC, Series 2021-2A, Class B (c)	1.630%	09/15/27	1,090,000	1,020,551
OneMain Direct Auto Receivables, Series 2018-1, Class B (c)	3.710%	04/14/25	265,011	265,017
OneMain Direct Auto Receivables, Series 2019-1, Class D (c)	4.680%	04/14/31	675,000	688,374
Santander Consumer Auto Receivables, Series 2020-B, Class D (c)	2.140%	12/15/26	400,000	390,761
Tesla Auto Lease Trust, Series 2021-B, Class D (c)	1.320%	09/22/25	1,400,000	1,327,212
Veros Auto Receivables Trust, Series 2021-1, Class B (c)	1.490%	10/15/26	1,000,000	961,781
				10,726,379

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 4.8%
A10 Securitization, Series 2021-D, Class D (c)(d)	4.409%	10/01/38	$1,250,000	$1,188,750
A10 Securitization, Series 2021-D, Class E (c)(d)	4.753%	10/01/38	1,275,000	1,212,525
A10 Securitization, Series 2020-C, Class A (c)(d)	2.033%	08/15/40	396,724	396,214
A10 Securitization, Series 2020-C, Class B (c)(d)	2.617%	08/15/40	300,000	287,404
A10 Securitization, Series 2020-C, Class D (c)(d)	4.129%	08/15/40	250,000	236,553
A10 Securitization, Series 2020-C, Class E (c)(d)	5.465%	08/15/40	250,000	237,400
Acre Mortgage Trust, Series 2021-FL4, Class D (1* 1MO LIBOR + 260) (a)(c)	3.068%	12/15/37	1,000,000	980,055
Acre Mortgage Trust, Series 2021-FL4, Class E (1* 1MO LIBOR + 310) (a)(c)	3.568%	12/15/37	675,000	658,169
Arbor Realty Collateralized Loan, Series 2021-FL1, Class A (c)	1.161%	12/17/35	1,000,000	987,527
Arbor Realty Collateralized Loan, Series 2022-FL1, Class D (a)(c)	3.050%	01/15/37	1,250,000	1,239,865
BDS Ltd., Series 2021-FL8, Class D (c)	2.368%	01/18/36	1,000,000	978,805
BXMT Ltd., Series 2020-FL2, Class D (1* 1MO LIBOR + 195) (a)(c)	2.113%	02/16/37	625,000	607,863
BXMT Ltd., Series 2021-FL4, Class D (1* 1MO LIBOR + 225) (a)(c)	2.441%	05/17/38	750,000	733,160
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (c)	2.897%	05/15/36	1,170,000	1,147,831
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class AS (a)(c)	1.385%	07/15/36	777,000	761,917
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL7, Class AS (c)	1.576%	10/16/36	1,500,000	1,483,146
PFP Ltd., Series 2019-5, Class B (1* 1MO LIBOR + 165) (a)(c)	1.776%	04/16/36	650,000	645,286
PFP Ltd., Series 2021-7, Class D (1* 1MO LIBOR + 240) (a)(c)	2.526%	04/14/38	749,963	735,895
PFP Ltd., Series 2021-7, Class A (c)	1.247%	04/16/38	980,243	963,245
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class A (1* 1MO LIBOR + 215) (a)(c)	2.337%	02/25/35	654,630	656,350
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class C (c)	2.000%	07/25/36	500,000	488,515

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 4.8% (Continued)
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class B (c)	2.500%	07/25/36	$1,000,000	$956,066
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class A (c)	3.087%	07/25/36	1,000,000	948,851
TRTX Ltd., Series 2019-FL3, Class A (1* 1MO LIBOR + 115) (a)(c)	1.314%	10/15/34	446,412	445,386
TRTX Ltd., Series 2022-FL5, Class A (c)	1.700%	02/15/39	1,250,000	1,240,795
				20,217,573
Credit Cards - 2.3%
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A (c)	2.090%	07/17/24	1,000,000	988,625
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A (c)	4.630%	07/15/25	700,000	699,100
Continental Credit Card, LLC, Series 2019-1, Class A (c)	3.830%	08/15/26	862,616	865,384
Continental Credit Card, LLC, Series 2019-1, Class B (c)	4.950%	08/15/26	300,000	301,415
Continental Credit Card, LLC, Series 2020-A, Class A (c)	2.240%	12/15/28	1,350,000	1,301,480
Continental Credit Card, LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	1,200,000	1,154,594
Continental Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	500,000	478,658
Continental Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	500,000	477,952
Genesis Private Label Amortization Trust, Series 2020-1, Class D (c)	6.630%	07/20/26	750,000	758,292
Genesis Private Label Amortization Trust, Series 2020-1, Class C (c)	4.190%	07/20/30	186,028	184,853
Genesis Sales Finance Master Trust, Series 2020-AA, Class B (c)	2.240%	09/22/25	535,000	528,765
Genesis Sales Finance Master Trust, Series 2020-AA, Class C (c)	2.990%	09/22/25	300,000	296,639
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (c)	2.090%	12/21/26	750,000	717,999

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 2.3% (Continued)
Mercury Financial Credit Card, Series 2021-1A, Class B (c)	2.330%	03/20/26	$800,000	$777,813
				9,531,569
Equipment - 0.8%
Business Jet Securities, LLC, Series 2019-1, Class B (c)	5.193%	07/15/34	351,982	333,313
Business Jet Securities, LLC, Series 2020-1, Class B (c)	3.967%	11/15/35	246,745	238,039
Business Jet Securities, LLC, Series 2021-1A, Class B (c)	2.918%	04/15/36	326,307	303,602
CLI Funding VI, LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	546,325	530,046
HPEFS Equipment Trust, Series 2021-2A, Class D (c)	1.290%	03/20/29	750,000	713,358
Octane Receivables Trust, Series 2019-1, Class A (c)	3.160%	09/20/23	5,059	5,065
Octane Receivables Trust, Series 2021-1A, Class C (c)	2.230%	11/20/28	550,000	510,003
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)(d)	5.926%	03/15/28	962,100	899,138
				3,532,564
HECM - 2.6%
Boston Lending Trust, Series 2022-1, Class M2 (c)(d)	2.750%	02/25/62	501,986	406,628
Brean ABS Trust, Series 2021-RM2, Class A (c)	1.750%	10/25/61	1,589,750	1,466,171
Brean ABS Trust, Series 2022-RM3, Class A (c)	1.750%	02/25/62	1,591,565	1,456,167
Finance of America HECM, Series 2022-HB1, Class M3 (a)(c)	5.084%	11/25/25	1,650,000	1,622,232
Finance of America HECM, Series 2020-HB2, Class A (a)(c)	1.710%	07/25/30	237,857	230,019
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	550,000	519,105
RMF Buyout Issuance Trust, Series 2020-HB1, Class AI (a)(c)	1.719%	10/25/50	699,847	671,464
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	1,684,855	1,552,110

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 2.6% (Continued)
RMF Proprietary Issuance Trust, Series 2022-1, Class A (a)(c)	3.000%	01/25/62	$1,600,000	$1,530,688
RMF Proprietary Issuance Trust, Series 2022-1, Class M1 (a)(c)(d)	3.000%	01/25/62	1,000,000	885,024
RMF Proprietary Issuance Trust, Series 2022-1, Class M2 (a)(c)(d)	3.000%	01/25/62	1,000,000	819,365
				11,158,973
Hospitality - 1.9%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* 1MO LIBOR + 125) (a)(c)	1.647%	07/16/35	610,000	603,678
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B (a)(c)	3.544%	03/09/44	1,300,000	1,233,543
BX Trust, Series 2018-GW, Class E (1* 1MO LIBOR + 197) (a)(c)	2.161%	05/15/37	1,200,000	1,169,836
BX Trust, Series 2019-OC11, Class A (c)	3.202%	12/11/41	1,177,000	1,136,236
Champlain Housing Mortgage Trust, Series 2017-COSMO, Class B (1* 1MO LIBOR + 140) (a)(c)	1.591%	11/17/36	100,000	99,496
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class D (1* 1MO LIBOR + 225) (a)(c)	2.441%	11/15/36	100,000	99,375
Extended Stay America Trust, Series 2021-ESH, Class E (1* 1MO LIBOR + 285) (a)(c)	3.247%	07/15/38	993,883	977,037
Motel 6 Trust, Series 2021-MTL6, Class A (c)	1.297%	09/15/38	588,701	580,156
Motel 6 Trust, Series 2021-MTL6, Class C (c)	1.897%	09/15/38	546,651	536,661
Motel 6 Trust, Series 2021-MTL6, Class E (c)	3.097%	09/15/38	1,530,623	1,496,116
				7,932,134
Industrial - 1.1%
BX Commercial Mortgage, Series 2021-VOLT, Class D (c)	2.047%	09/15/36	1,630,000	1,571,221
BX Commercial Mortgage, Series 2021-VOLT, Class E (c)	2.397%	09/15/36	200,000	192,406
BX Commercial Mortgage, Series 2021-VOLT, Class F (a)(c)	2.797%	09/15/36	450,000	434,045

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Industrial - 1.1% (Continued)
Cold Storage Trust, Series 2020-ICE5, Class E (1* 1MO LIBOR + 277) (a)(c)	3.162%	11/16/37	$491,495	$485,967
Credit Suisse First Boston, Series 2020-UNFI, Class A (c)	4.168%	12/06/22	1,400,000	1,393,773
SMR Mortgage Trust, Series 2022-IND, Class D (c)	4.010%	02/25/39	482,295	475,887
				4,553,299
Manufactured Housing - 0.0% (e)
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (a)(c)	5.985%	11/25/44	100,000	98,954

Mixed-Use - 0.1%
20 Times Square Trust, Series 2018-20TS, Class B (a)(c)	3.100%	05/17/35	300,000	293,937

Multifamily - 2.0%
FHLMC, Series 2021-MN1, Class M-1 (1* SOFR30A + 200) (a)(c)	2.099%	01/25/51	1,164,557	1,125,596
FHLMC, Series 2021-MN3, Class M1 (c)	2.399%	11/25/51	996,212	964,950
FNMA, Series 2021-MN2, Class M-1 (c)	1.899%	07/25/41	1,762,538	1,678,040
Freedom Mortgage Trust, Series 2016-KF17, Class B (c)	6.081%	03/25/23	537,331	535,392
Freedom Mortgage Trust, Series 2017-KF39, Class B (1* 1MO LIBOR + 250) (a)(c)	2.741%	11/25/24	330,814	328,731
Freedom Mortgage Trust, Series 2018-KF53, Class B (1* 1MO LIBOR + 205) (a)(c)	2.157%	10/27/25	326,918	323,833
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* 1MO LIBOR + 215) (a)(c)	2.257%	02/25/25	213,477	211,599
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* 1MO LIBOR + 215) (a)(c)	2.257%	01/25/28	297,604	287,062
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* 1MO LIBOR + 190) (a)(c)	2.007%	07/25/28	402,198	394,778
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* 1MO LIBOR + 225) (a)(c)	2.491%	01/25/29	1,419,979	1,393,330

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 2.0% (Continued)
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* 1MO LIBOR + 225) (a)(c)	2.491%	08/25/29	$430,976	$426,134
Multi Family Connecticut Avenue, Series 2019-01, Class M-7 (1* 1MO LIBOR + 170) (a)(c)	2.157%	10/15/49	320,834	314,629
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1* 1MO LIBOR + 195) (a)(c)	2.137%	03/25/50	375,183	367,484
				8,351,558
Non-Agency MBS CMO - 0.5%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3	1.649%	02/25/50	806,382	799,034
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR30A + 130) (a)(c)	1.399%	02/26/71	727,050	718,912
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR30A + 180) (a)(c)	1.899%	02/26/71	548,744	534,005
				2,051,951
Non-QM - 0.3%
Angel Oak Mortgage Trust, Series 2019-1, Class B1 (c)	5.400%	11/25/48	1,250,000	1,212,394

Residential Transition Loan - 2.6%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	03/25/25	800,000	785,654
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	03/25/25	500,000	492,920
Antler Mortgage Trust, Series 2021-RTL1, Class M (a)(c)	5.438%	05/25/25	1,750,000	1,698,197
Colony American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/26/29	1,000,000	938,200
LHFC Depositor, LLC, Series 2020-RTL1, Class A2 (c)	3.721%	10/25/24	750,000	732,150

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 2.6% (Continued)
LHOME Mortgage Trust, Series 2019-RTL3, Class M (c)	5.682%	07/25/24	$1,000,000	$986,310
LHOME Mortgage Trust, Series 2021-RTL1, Class M (a)(c)	4.458%	09/25/26	1,500,000	1,396,291
LHOME Mortgage Trust, Series 2022-RTL1, Class M (c)	6.900%	02/25/27	1,250,000	1,237,251
New York Mortgage Trust, Series 2022-BPL1, Class A2 (c)	4.948%	11/25/27	1,200,000	1,174,654
Toorak Mortgage Corp., Series 2021-1, Class A-1 (c)	2.240%	06/25/24	510,000	482,661
Toorak Mortgage Corp., Series 2022-1, Class A2 (c)	4.948%	03/25/29	1,000,000	999,875
				10,924,163
Retail - 1.6%
Aventura Mall Trust, Series 2018-AVM, Class C (a)(c)	4.249%	07/09/40	650,000	625,150
BB-UBS Trust, Series 2012-SHOW, Class A (c)	3.430%	11/05/36	335,000	330,867
BX Trust, Series 2021-VIEW, Class B (c)	2.197%	06/15/36	1,150,000	1,124,086
BX Trust, Series 2021-VIEW, Class E (c)	3.997%	06/15/36	1,000,000	964,725
BX Trust, Series 2018-EXCL, Class A (1* 1MO LIBOR + 109) (a)(c)	1.485%	09/15/37	766,302	757,707
BX Trust, Series 2018-EXCL, Class B (c)	1.516%	09/15/37	191,575	185,102
BX Trust, Series 2018-EXCL, Class C (c)	2.166%	09/15/37	766,302	730,855
Citigroup Commercial Mortgage, Series 2017-MDRB, Class A (1* 1MO LIBOR + 110) (a)(c)	1.497%	07/15/30	63,445	63,306
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1* 1MO LIBOR + 325) (a)(c)	3.647%	07/15/30	150,000	149,453
Credit Suisse First Boston, Series 2018-SITE, Class A (c)	4.284%	04/17/36	127,000	125,537
Credit Suisse First Boston, Series 2018-SITE, Class C (a)(c)	4.782%	04/17/36	435,000	419,968
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* 1MO LIBOR + 180) (a)(c)	2.197%	02/15/40	386,334	377,627

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Retail - 1.6% (Continued)
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* 1MO LIBOR + 250) (a)(c)	2.897%	02/15/40	$727,217	$712,653
				6,567,036
Single Family Rental - 1.6%
American Homes 4 Rent, Series 2014-SFR2, Class E (c)	6.231%	10/17/36	300,000	309,029
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	324,308	323,018
American Homes 4 Rent, Series 2014-SFR3, Class E (c)	6.418%	12/18/36	300,000	308,720
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	112,419	111,577
Colony American Finance Ltd., Series 2020-4, Class B (c)	1.707%	12/15/52	800,000	730,953
Colony American Finance Ltd., Series 2020-4, Class E (c)	3.379%	12/15/52	750,000	649,779
Home Partners of America Trust, Series 2021-2, Class D (c)	2.652%	12/17/26	993,229	908,012
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/27	519,567	497,392
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	608,530	569,533
Progress Residential Trust, Series 2021-SFR1, Class B (c)	1.303%	04/17/38	850,000	765,578
Progress Residential Trust, Series 2021-SFR1, Class E (c)	2.106%	04/17/38	700,000	614,182
Star Trust, Series 2021-SFR1, Class E (1* 1MO LIBOR + 170) (a)(c)	2.142%	04/17/38	1,200,000	1,159,394
				6,947,167
Small Business - 1.3%
Credibility Asset Securitization, Series 2021-1A, Class A (c)	2.390%	04/15/26	1,000,000	965,774
Credibility Asset Securitization, Series 2021-1A, Class C (c)	3.380%	04/15/26	500,000	483,786

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 1.3% (Continued)
FORA Financial Asset Securitization, Series 2021-1A, Class C (c)	3.850%	05/15/27	$418,000	$400,039
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (a)(c)	2.950%	02/25/44	541,590	539,244
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(c)	4.250%	02/25/44	142,524	142,284
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (a)(c)	2.600%	12/25/44	657,740	654,263
Newtek Small Business Loan Trust, Series 2019-01, Class B (1* Prime + 25) (a)(c)	3.750%	12/25/44	223,632	223,169
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (c)	2.280%	05/17/27	750,000	706,952
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (c)	2.970%	05/17/27	650,000	613,398
Small Business Lending Trust, Series 2020-A, Class B (c)	3.200%	12/15/26	653,082	652,980
				5,381,889
Student Loan - 1.2%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	79,106	78,642
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	72,733	71,795
College Ave Student Loans, Series 2019-A, Class A1 (1* 1MO LIBOR + 140) (a)(c)	1.857%	12/28/48	120,472	119,621
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	207,393	204,812
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	675,000	635,596
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	500,000	477,040
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	22,616	22,767
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	88,398	87,899
Prodigy Finance, Series 2021-1A, Class A (c)	1.707%	07/25/51	520,505	519,420

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 1.2% (Continued)
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	$200,000	$199,481
Social Professional Loan Program, Series 2017-B, Class CFX (a)(c)	4.440%	05/25/40	150,000	150,939
Social Professional Loan Program, Series 2017-E, Class A-2B (c)	2.720%	11/26/40	46,876	46,956
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	700,000	694,377
Social Professional Loan Program, Series 2016-E, Class C (a)(c)	4.430%	10/25/41	200,000	201,776
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	406,161
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	500,000	493,423
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	730,000	704,849
				5,115,554
Unsecured Consumer - 6.1%
Avant Loans Funding Trust, Series 2021-REV1, Class C (c)	2.300%	07/15/30	1,800,000	1,697,625
Freedom Financial, Series 2020-FP1, Class B (c)	3.060%	03/18/27	241,784	241,770
Freedom Financial, Series 2021-1CP, Class C (c)	2.830%	03/20/28	625,000	610,926
Freedom Mortgage Trust, Series 2020-2CP, Class C (c)	6.000%	06/18/27	1,484,000	1,495,328
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	550,000	550,216
Lendmark Funding Trust, Series 2021-1A, Class C (c)	3.410%	11/20/31	750,000	687,628
LL ABS Trust, Series 2020-1, Class A (c)	2.330%	07/15/22	52,377	52,394
LL ABS Trust, Series 2020-1, Class B (c)	3.790%	03/15/23	1,500,000	1,499,308
LL ABS Trust, Series 2019-1, Class C (c)	5.070%	03/15/27	934,906	937,350
LL ABS Trust, Series 2021-1A, Class A (c)	1.070%	05/15/29	706,550	687,712
LL ABS Trust, Series 2021-1A, Class B (c)	2.170%	05/15/29	1,500,000	1,393,924
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,000,000	916,632

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 6.1% (Continued)
Oportun Funding XIII, LLC, Series 2019-13, Class B (c)	3.870%	08/08/25	$500,000	$501,332
Oportun Funding XIV, LLC, Series 2021-A, Class C (c)	3.440%	03/08/28	1,500,000	1,454,166
Oportun Funding, LLC, Series 2020-1, Class B (c)	3.450%	05/15/24	1,300,000	1,298,826
Oportun Funding, LLC, Series 2022-1, Class C (c)	6.000%	06/15/29	1,000,000	996,674
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	750,000	708,027
Oportun Funding, LLC, Series 2021-B, Class C (c)	3.650%	05/08/31	650,000	632,346
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	500,000	470,843
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	550,000	533,100
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	1,000,000	937,588
Regional Management Issuance Trust, Series 2021-2, Class C (c)	3.230%	08/15/33	650,000	595,799
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (c)	4.000%	07/15/25	67,279	67,164
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (c)	3.750%	11/15/25	28,874	28,916
Upstart Pass Through Trust, Series 2021-ST10, Class A (c)	2.250%	01/20/30	1,176,244	1,128,955
Upstart Pass-Through Trust, Series 2020-ST6, Class A (c)	3.000%	01/20/27	362,534	354,892
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	1,097,651	1,059,759
Upstart Pass-Through Trust, Series 2020-ST1, Class A (c)	3.750%	02/20/28	86,580	86,346
Upstart Pass-Through Trust, Series 2020-ST2, Class A (c)	3.500%	03/20/28	137,471	136,826

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Securitized - 59.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 6.1% (Continued)
Upstart Pass-Through Trust, Series 2020-ST3, Class A (c)	3.350%	04/20/28	$71,632	$71,190
Upstart Pass-Through Trust, Series 2021-1A, Class C (c)	1.750%	10/20/29	599,621	578,443
Upstart Pass-Through Trust, Series 2022-ST1, Class A (c)	2.600%	03/20/30	971,264	947,348
Upstart Securitization Trust, Series 2021-ST1, Class A (c)	2.750%	02/20/27	591,891	581,315
Upstart Securitization Trust, Series 2021-ST2, Class A (c)	2.500%	04/20/27	791,562	772,171
Upstart Securitization Trust, Series 2019-3, Class B (c)	3.829%	01/21/30	278,636	278,933
Upstart Securitization Trust, Series 2021-2, Class B (c)	1.750%	06/20/31	1,000,000	950,479
				25,942,251

Total Securitized (Cost $264,411,364)				$252,758,074

Treasury - 20.7%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes (b)	0.375%	09/15/24	$300,000	$285,012
U.S. Treasury STRIPS	0.000%	02/15/25	300,000	279,585
U.S. Treasury Notes	1.625%	02/15/26	3,000,000	2,899,922
U.S. Treasury Notes	0.500%	10/31/27	4,000,000	3,590,938
U.S. Treasury STRIPS	0.000%	05/15/28	1,000,000	859,737
U.S. Treasury Notes	2.875%	08/15/28	5,500,000	5,635,566
U.S. Treasury Notes	1.250%	09/30/28	1,500,000	1,391,953
U.S. Treasury STRIPS	0.000%	05/15/29	2,000,000	1,679,200
U.S. Treasury Notes	0.625%	08/15/30	4,563,900	3,964,175
U.S. Treasury Notes	0.875%	11/15/30	3,700,000	3,276,379
U.S. Treasury STRIPS	0.000%	11/15/31	2,000,000	1,580,106
U.S. Treasury STRIPS	0.000%	02/15/33	2,000,000	1,525,448
U.S. Treasury STRIPS	0.000%	05/15/33	600,000	454,895
U.S. Treasury STRIPS	0.000%	08/15/34	4,000,000	2,934,244
U.S. Treasury STRIPS	0.000%	05/15/35	3,000,000	2,158,319
U.S. Treasury STRIPS	0.000%	02/15/36	10,250,000	7,233,730

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

Treasury - 20.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury STRIPS	0.000%	02/15/37	$6,500,000	$4,454,671
U.S. Treasury STRIPS	0.000%	02/15/38	6,000,000	3,994,420
U.S. Treasury STRIPS (b)	0.000%	11/15/38	6,000,000	3,904,405
U.S. Treasury Bonds	3.500%	02/15/39	235,000	269,240
U.S. Treasury Bonds	1.125%	08/15/40	9,000,000	7,055,508
U.S. Treasury Bonds	1.375%	11/15/40	7,000,000	5,722,773
U.S. Treasury STRIPS	0.000%	08/15/41	1,000,000	586,877
U.S. Treasury Bonds	2.750%	11/15/42	2,100,000	2,132,648
U.S. Treasury Bonds	3.750%	11/15/43	3,000,000	3,548,203
U.S. Treasury Bonds	2.250%	08/15/46	1,780,000	1,664,856
U.S. Treasury Bonds	3.000%	02/15/48	3,000,000	3,268,477
U.S. Treasury Bonds	2.000%	02/15/50	4,500,000	4,053,340
U.S. Treasury Bonds	1.250%	05/15/50	10,000,000	7,458,594
Total Treasury (Cost $96,938,401)				$87,863,221

Registered Investment Companies - 5.9%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 0.27%(f)(g)	9,651,142	$9,649,211
State Street Navigator Securities Lending Portfolio I, 0.43%(f)(g)	15,351,868	15,351,868
Total Registered Investment Companies (Cost $25,002,040)		$25,001,079

Total Investment Securities - 103.6% (Cost $463,887,797)		$438,793,518

Liabilities in Excess of Other Assets - (3.6)%		(15,268,881)

Net Assets - 100.0%		$423,524,637

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2022. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $14,970,210.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of 3/31/2022 was $173,562,269, representing 41.0% of net assets.
(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2022 was $6,569,001, representing 1.6% of net assets.
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of March 31, 2022.
(g)	This security was purchased using cash collateral held from securities on loan.

BV -	Besloten Vennootschap
IO -	Interest Only
LIBOR -	London Interbank Offered Rate
NA -	National Association
NV -	Naamloze Vennootschap
plc -	Public Limited Company
PO -	Principal Only
REIT -	Real Estate Investment Trust
SA -	Societe Anonyme
SOFR -	Secured Overnight Financing Rate
UA -	Uitgesloten Aansprakelijkheid